N-2	Oct. 17, 2022 USD ($)
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Prospect Capital Corporation
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISKS RELATING TO FLOATING RATE NOTES BASED ON SOFR

Floating rate notes based on SOFR, Compounded SOFR and Term SOFR carry the following additional risks:

The composition and characteristics of the Secured Overnight Financing Rate (“SOFR”) are not the same as the London Inter-Bank Offered Rate (“LIBOR”).

On June 22, 2017, the Alternative Reference Rates Committee (the “ARRC”) convened by the Federal Reserve and the Federal Reserve Bank of New York identified SOFR as the rate that, in the consensus view of the ARRC, represented best practice for use in certain new U.S. dollar derivatives and other financial contracts. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities, and has been published by the Federal Reserve Bank of New York since April 2018. The Federal Reserve Bank of New York has also been publishing historical indicative Secured Overnight Financing Rates from 2014. Investors should not rely on any historical changes or trends in SOFR as an indicator of future changes in SOFR.
The composition and characteristics of SOFR are not the same as those of LIBOR, and SOFR is fundamentally different from LIBOR for two key reasons. First, SOFR is a secured rate, while LIBOR is an unsecured rate. Second, SOFR is an overnight rate, while LIBOR is a forward-looking rate that represents interbank funding over different maturities (e.g., three months). As a result, there can be no assurance that SOFR (including Compounded SOFR and Term SOFR) will perform in the same way as LIBOR would have at any time, including, without limitation, as a result of changes in interest and yield rates in the market, market volatility or global or regional economic, financial, political, regulatory, judicial or other events.

Floating rate notes have risks that conventional fixed rate notes do not.

Because the interest rate of floating rate notes may be based upon the Compounded SOFR, SOFR or Term SOFR, there will be significant risks not associated with conventional fixed rate notes. These risks include fluctuation of the interest rates and the possibility that you will receive a lower amount of interest in the future as a result of such fluctuations. We have no control over various matters that are important in determining the existence, magnitude and longevity of these risks, including economic, financial and political events.

Reform of SOFR and the regulation or discontinuation of this and other “benchmarks” may adversely affect the value of and return on any notes based on or linked to a “benchmark.”

SOFR and other indices which are deemed “benchmarks” have been the subject of recent national, international, and other regulatory guidance and reform. These reforms may cause such benchmarks to perform differently than in the past, or to be discontinued, or have other consequences which cannot be predicted. Any such consequence could have a material adverse effect on the value of and return on any notes based on or linked to a “benchmark.”

Any of the international, national or other proposals for reform or the general increased regulatory scrutiny of “benchmarks” could increase the costs and risks of administering or otherwise participating in the setting of a “benchmark” and complying with any such regulations or requirements. Such factors may have the effect of discouraging market participants from continuing to administer or participate in certain “benchmarks,” trigger changes in the rules or methodologies used in certain “benchmarks,” or lead to the disappearance of certain “benchmarks.”

Any consequential changes to SOFR or any other “benchmark” as a result of United States or other international, national, or other proposals for reform or other initiatives or investigations, or any further uncertainty in relation to the timing and manner of implementation of such changes could have a material adverse effect on the trading market for, value of and return on any notes based on or linked to such “benchmark.”

SOFR has a limited history, and the future performance of SOFR cannot be predicted based on historical performance; SOFR may also be modified or discontinued.

The publication of SOFR began in April 2018, and, therefore, it has a very limited history. In addition, the future performance of SOFR cannot be predicted based on its limited historical performance. Future levels of SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to SOFR, such as correlations, may change in the future. Because only limited historical data has been released by the Federal Reserve Bank of New York, such analysis inherently involves assumptions, estimates and approximations. The future performance of SOFR is impossible to predict and therefore no future performance of SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of SOFR or any SOFR-linked notes.

SOFR is a relatively new rate, and the Federal Reserve Bank of New York (or a successor), as administrator of SOFR, may make methodological or other changes that could change the value of SOFR, including changes related to the methods by which SOFR is calculated, eligibility criteria applicable to the transactions used to calculate SOFR, or the averages or periods used to report SOFR. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR notes, which may adversely affect the trading prices and marketability of those notes. The administrator of SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders of the notes in calculating, withdrawing, modifying, amending, suspending or discontinuing SOFR.
Term SOFR has a limited history, and the future performance of Term SOFR cannot be predicted based on historical performance; Term SOFR may also be modified or discontinued.

The publication of Term SOFR began in April 2021, and, therefore, it has a very limited history. In addition, the future performance of Term SOFR cannot be predicted based on its limited historical performance. Future levels of Term SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to Term SOFR, such as correlations, may change in the future. Because only limited historical data has been released by CME Group Benchmark Administration Limited, as administrator of Term SOFR, such analysis inherently involves assumptions, estimates and approximations. The future performance of Term SOFR is impossible to predict and therefore no future performance of Term SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of Term SOFR or any Term SOFR-linked notes.

Term SOFR is a relatively new rate, and CME Group Benchmark Administration Limited (or a successor), as administrator of Term SOFR, may make methodological or other changes that could change the value of Term SOFR, including changes related to the methods by which Term SOFR is calculated, eligibility criteria applicable to the transactions used to calculate Term SOFR, or the averages or periods used to report Term SOFR. If the manner in which Term SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on Term SOFR notes, which may adversely affect the trading prices and marketability of those notes. The administrator of Term SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of Term SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders of the notes in calculating, withdrawing, modifying, amending, suspending or discontinuing Term SOFR.

The interest rate on Compounded SOFR notes is based on Compounded SOFR and the SOFR Index, both of which are relatively new in the marketplace.

For each interest period, the interest rate on Compounded SOFR notes is based on Compounded SOFR, which is calculated according to the specific formula described under “Description of the Notes—Interest Rates—Floating Rate Notes—Compounded SOFR” using the SOFR Index, as defined under “Description of the Notes—Interest Rates— Floating Rate Notes—Compounded SOFR” published by the New York Federal Reserve, and not by using SOFR published on or in respect of a particular date during such interest period or an arithmetic average of SOFR during such period. For this and other reasons, the interest rate on Compounded SOFR notes during any interest period will not necessarily be the same as the interest rate on other SOFR-linked investments that use an alternative basis to determine the applicable interest rate. Further, if SOFR in respect of a particular date during an interest period is negative, its contribution to the SOFR Index will be less than one, resulting in a reduction to Compounded SOFR used to calculate the interest payable on Compounded SOFR notes for such period.

In addition, the New York Federal Reserve only began publishing the SOFR Index on March 2, 2020. Accordingly, the use of the SOFR Index or the specific formula for Compounded SOFR used in Compounded SOFR notes may not be widely adopted by other market participants, if at all. You should carefully review the specific formula for Compounded SOFR used in Compounded SOFR notes before making an investment in Compounded SOFR notes. If the market adopts a different calculation method than used in any Compounded SOFR notes, that would likely adversely affect the market value of Compounded SOFR notes.

Any failure of SOFR to gain market acceptance could adversely affect the SOFR, Compounded SOFR and Term SOFR notes.

According to the ARRC, SOFR was developed for use in certain U.S. dollar derivatives and other financial contracts as an alternative to USD LIBOR in part because it is considered a good representation of general funding conditions in the overnight U.S. Treasury repurchase agreement market. However, as a rate based on transactions secured by U.S. Treasury securities, it does not measure bank-specific credit risk and, as a result, is less likely to correlate with the unsecured short-term funding costs of banks. This may mean that market participants would not consider SOFR a suitable substitute, replacement or successor for all of the purposes for which USD LIBOR historically has been used (including, without limitation, as a representation of the unsecured short-term funding costs of banks), which may, in turn, lessen market acceptance of SOFR. Any failure of SOFR to gain market acceptance could adversely affect the return on and value of the SOFR, Compounded SOFR and Term SOFR notes and the price at which investors can sell the SOFR, Compounded SOFR and Term SOFR notes in the secondary market.

Very limited market precedent exists for securities that use SOFR as the interest rate and the method for calculating an interest rate based upon SOFR in those precedents varies. In addition, if SOFR does not become widely used as a benchmark in securities that are similar or comparable to the floating rate notes, the trading price of the floating rate notes may be lower than those of securities that are linked to rates that are more widely used. Similarly, market terms for floating rate debt securities linked to SOFR, such as the spread over the base rate reflected in interest rate provisions or the manner of compounding the base rate, may evolve over time, and trading prices of the floating rate notes may be lower than those of later-issued SOFR-based debt securities as a result. Investors in the floating rate notes may not be able to sell the floating rate notes at all or may not be able to sell the floating rate notes at prices that will provide them with a return comparable to similar investments that have a developed secondary market, and may consequently suffer from increased pricing volatility and market risk.

The SOFR Index may be modified or discontinued and Compounded SOFR notes may bear interest by reference to a rate other than Compounded SOFR, which could adversely affect the value of Compounded SOFR notes.

The SOFR Index is published by the New York Federal Reserve based on data received by it from sources other than us, and we have no control over its methods of calculation, publication schedule, rate revision practices or availability of the SOFR Index at any time. There can be no guarantee, particularly given its relatively recent introduction, that the SOFR Index will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of investors in Compounded SOFR notes. If the manner in which the SOFR Index is calculated, including the manner in which SOFR is calculated, is changed, that change may result in a reduction in the amount of interest payable on Compounded SOFR notes and the trading prices of such notes. In addition, the New York Federal Reserve may withdraw, modify or amend the published SOFR Index or SOFR data in its sole discretion and without notice. With respect to any Compounded SOFR notes, the interest rate for any interest period will not be adjusted for any modifications or amendments to the SOFR Index or SOFR data that the New York Federal Reserve may publish after the interest rate for that interest period has been determined.

Interest on Compounded SOFR notes, SOFR notes and Term SOFR notes will be calculated using a reference rate other than the applicable benchmark if a Benchmark Transition Event and related Benchmark Replacement Date occur.

If we or our designee determines that a Benchmark Transition Event and related Benchmark Replacement Date have occurred with respect to Compounded SOFR, SOFR or Term SOFR then a Benchmark Replacement will be determined in accordance with the benchmark transition provisions described below under “Description of Notes—Interest Rates— Floating Rate Notes—Compounded SOFR,” “Description of Notes—Interest Rates— Floating Rate Notes—SOFR,” and “Description of Notes—Interest Rates— Floating Rate Notes—Term SOFR,” respectively. After such an event, interest on such notes will no longer be determined by reference to Compounded SOFR, SOFR or Term SOFR, but instead be determined by reference to the applicable Benchmark Replacement.

The selection of a Benchmark Replacement, and any decisions, determinations or elections made by us or our designee in connection with implementing a Benchmark Replacement with respect to Compounded SOFR notes, SOFR notes or Term SOFR notes in accordance with the benchmark transition provisions, including with respect to Benchmark Replacement Conforming Changes, could adversely affect the rate of interest on such notes, which could adversely affect the return on, value of and market for the notes. Further, there is no assurance that the characteristics of any Benchmark Replacement will be similar to Compounded SOFR, SOFR or Term SOFR, or that any Benchmark Replacement will produce the economic equivalent of Compounded SOFR, SOFR or Term SOFR as a reference rate for interest on such notes.

SOFR and Term SOFR may be more volatile than other benchmark or market rates.

Since the initial publication of SOFR and Term SOFR, daily changes in the rates have, on occasion, been more volatile than daily changes in other benchmark or market rates, such as USD LIBOR, during corresponding periods. In addition, although changes in Term SOFR, Compounded SOFR and simple average SOFR generally are not expected to be as volatile as changes in daily levels of SOFR, the return on, value of and market for the SOFR notes may fluctuate more than floating rate debt securities with interest rates based on less volatile rates. In addition, the volatility of SOFR has reflected the underlying volatility of the overnight U.S. Treasury repo market. The Federal Reserve Bank of New York has at times conducted operations in the overnight U.S. Treasury repo market in order to help maintain the federal funds rate within a target range. There can be no assurance that the Federal Reserve Bank of New York will continue to conduct such operations in the future, and the duration and extent of any such operations is inherently uncertain. The effect of any such operations, or of the cessation of such operations to the extent they are commenced, is uncertain and could be materially adverse to investors in the floating rate notes.
Interest payments due on a series of Compounded SOFR notes will be determined only at the end of the relevant interest period.

Interest payments due on a series of Compounded SOFR notes s will be determined only at the end of the relevant interest period. Therefore, holders of any series of Compounded SOFR may not know the amount of interest payable with respect to each interest period until shortly prior to the related interest payment date, and it may be difficult for investors in such Compounded SOFR notes to estimate reliably the amounts of interest that will be payable on each such interest payment date at the beginning of or during the relevant interest period. In addition, some investors may be unwilling or unable to trade such Compounded SOFR notes without changes to their information technology systems, both of which could adversely impact the liquidity and trading price of any series of Compounded SOFR notes.

The Benchmark Replacements are uncertain and may not be a suitable replacement for Compounded SOFR, SOFR or Term SOFR.

The terms of the Compounded SOFR notes, SOFR notes or Term SOFR notes provide for a “waterfall” of alternative rates to be used to determine the rate of interest on such notes if a Benchmark Transition Event and related Benchmark Replacement Date occur. If each alternative rate referenced in the definition of “Benchmark Replacement” is unavailable or indeterminable, we or our designee will determine the Benchmark Replacement that will apply to the Compounded SOFR notes, SOFR notes or Term SOFR notes. The substitution of a Benchmark Replacement may adversely affect the value of and return on these notes.

In addition, the benchmark transition provisions provide for a Benchmark Replacement Adjustment to be added to the Unadjusted Benchmark Replacement in order to make the Unadjusted Benchmark Replacement equivalent to Compounded SOFR, SOFR or Term SOFR. However, such adjustment will not necessarily make the Unadjusted Benchmark Replacement equivalent to Compounded SOFR, SOFR or Term SOFR. In particular, as the Benchmark Replacement Adjustment may be a one-time adjustment, such adjustment above the applicable Unadjusted Benchmark Replacement may not respond to changes in unsecured bank credit risk or other market conditions on a periodic basis.

The rate of interest on the Compounded SOFR notes, SOFR notes or Term SOFR notes may be determined by reference to a Benchmark Replacement even if the applicable benchmark continues to be published.

If a Benchmark Transition Event and related Benchmark Replacement Date occur with respect to Compounded SOFR, SOFR or Term SOFR, the rate of interest on the Compounded SOFR, SOFR or Term SOFR notes will thereafter be determined by reference to the applicable Benchmark Replacement. In each case, a Benchmark Transition Event includes, among other things, a public statement or publication of information by the regulatory supervisor for the administrator of the benchmark announcing that the benchmark is no longer representative. The rate of interest on those notes may therefore cease to be determined by reference to the benchmark and instead be determined by reference to the Benchmark Replacement, even if the benchmark continues to be published. Such rate may be lower than the benchmark for so long as the benchmark continues to be published, and the value of and return on the Compounded SOFR, SOFR or Term SOFR notes may be adversely affected.

We or our designee will make determinations with respect to the Compounded SOFR notes, SOFR notes and Term SOFR notes that could affect the value of and return on those notes.

We or our designee will make certain determinations with respect to the Compounded SOFR notes, SOFR notes and Term SOFR as further described above under “Description of Notes” that may adversely affect the value of and return on those notes. In particular, if a Benchmark Transition Event and related Benchmark Replacement Date occur with respect to the Compounded SOFR notes, SOFR notes or Term SOFR, the applicable Benchmark Replacement and Benchmark Replacement Adjustment will be determined in accordance with the benchmark transition provisions described under “Description of Notes—Interest Rates—Floating Rate Notes—Compounded SOFR—Effect of Benchmark Transition Event”, “Description of Notes—Interest Rates—Floating Rate Notes—SOFR—Effect of Benchmark Transition Event,” or “Description of Notes—Interest Rates—Floating Rate Notes—Term SOFR—Effect of Benchmark Transition Event respectively, and we or our designee can make Benchmark Replacement Conforming Changes in connection with the implementation of the applicable Benchmark Replacement. Moreover, certain determinations may require the exercise of discretion and the making of subjective judgments, such as with respect to the Benchmark Replacement or the occurrence or non-occurrence of a Benchmark Transition Event and any Benchmark Replacement Conforming Changes. Any determination, decision or election that may be made by us or our designee pursuant to the benchmark transition provisions will, if made by us, be made in our sole discretion and, in each case, will become effective without consent from the holders of those notes or any other party. All determinations by us or our designee will be conclusive for all purposes and binding on us and holders of the Compounded SOFR notes, SOFR notes or Term SOFR absent manifest error. In making these potentially subjective determinations, we or our designee, may have economic interests that are adverse to your interests, and such determinations may adversely affect the value of and return on the notes. Because the continuation of Compounded SOFR, SOFR or Term SOFR on the current basis cannot and will not be guaranteed, and because the applicable Benchmark Replacement is uncertain, we or our designee are likely to exercise more discretion in respect of calculating interest payable on Compounded SOFR notes, SOFR notes or Term SOFR than would be the case in the absence of a Benchmark Transition Event and related Benchmark Replacement Date.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
DESCRIPTION OF NOTES

The section on page S-11 of the Prospectus Supplement under the heading “Description of Notes” is hereby deleted and replaced in its entirety with the following:

The following description of the particular terms of the notes being offered supplements and, to the extent inconsistent with or otherwise specified in an applicable pricing supplement, replaces the description of the general terms and provisions of the debt securities set forth under the heading “Description of Our Debt Securities” in the accompanying prospectus. Unless otherwise specified in an applicable pricing supplement, the notes will have the terms described below. Capitalized terms used but not defined below have the meanings given to them in the accompanying prospectus and in the indenture relating to the notes.

The notes being offered by this prospectus supplement, the accompanying prospectus and the applicable pricing supplement will be issued under an indenture, dated as of February 16, 2012, as amended and as supplemented from time to time. U.S. Bank National Association was appointed as trustee, as successor to American Stock Transfer & Trust Company, LLC, pursuant to an Agreement of Resignation, Appointment and Acceptance dated as of March 9, 2012. The indenture is more fully described in the accompanying prospectus. The indenture does not limit the aggregate amount of debt securities that may be issued under it and provides that the debt securities may be issued under it from time to time in one or more series. The following statements are summaries of the material provisions of the indenture and the notes. These summaries do not purport to be complete and are qualified in their entirety by reference to the indenture, including for the definitions of certain terms. From time to time we may offer other debt securities either publicly or through private placement having maturities, interest rates, covenants and other terms that may differ materially from the terms of the notes described herein and in any pricing supplement.

The notes constitute a single series of debt securities for purposes of the indenture and are unlimited in aggregate principal amount under the terms of the indenture. Our board of directors has authorized the issuance and sale of the notes from time to time, up to an additional aggregate principal amount of $1 billion in this offering. As of September 30, 2022, approximately
$2.1 billion aggregate principal amount of notes have been issued. We have, from time to time, repurchased certain notes and, therefore, as of September 30, 2022, $349.0 million aggregate principal amount of notes were outstanding.

Notes issued in accordance with this prospectus supplement, the accompanying prospectus and the applicable pricing supplement will have the following general characteristics:

•the notes will be our direct unsecured senior obligations and will rank equally with all of our other unsecured senior indebtedness from time to time outstanding;
•the notes may be offered from time to time by us through the Purchasing Agent or the agents and each note will mature on a day that is at least 12 months from its date of original issuance;
•each note may be issued with a fixed or floating interest rate; any floating interest rate will be based on Compounded SOFR, SOFR or Term SOFR (each an “Interest Rate Basis”);
•the notes will not be subject to any sinking fund; and
•the minimum denomination of the notes will be $1,000 (unless otherwise stated in the pricing supplement).

In addition, the pricing supplement relating to each offering of notes will describe specific terms of the notes, including but not limited to:

•the stated maturity date (“Maturity”);
•the denomination of your notes;
•the price at which we originally issue your notes, expressed as a percentage of the principal amount, and the original issue date;
•whether your notes are fixed rate notes or floating rate notes;
•if your notes are fixed rate notes, the annual rate at which your notes will bear interest, or the periodic rates in the case of notes that bear different rates at different times during the term of the notes, and the interest payment dates, if different from those stated below under “—Interest Rates—Fixed Rate Notes;”
•if your notes are floating rate notes, whether the note is a Regular Floating Rate Note or a Floating Rate/Fixed Rate Note, the interest rate, the Interest Rate Basis (either Compounded SOFR, SOFR or Term SOFR), the index maturity, the Spread or Spread Multiplier, initial base rate, maximum rate and/or minimum rate and the interest reset, determination, calculation and payment dates, all of which we describe under “-Interest Rates-Floating Rate Notes” below;
•if applicable, the circumstances under which your notes may be redeemed at our option or repaid at the holder’s option before the stated maturity, including any redemption commencement date, repayment date(s), redemption price(s) and redemption period(s), all of which we describe under “—Redemption and Repayment” below;
•whether the authorized representative of the holder of a beneficial interest in the notes will have the right to seek repayment upon the death of the holder as described under “—Survivor’s Option;”
•any special U.S. federal income tax consequences of the purchase, ownership and disposition of the notes; and
•any other significant terms of your notes, which could be different from those described in this prospectus supplement and the accompanying prospectus, but in no event inconsistent with the indenture.

We may at any time purchase notes at any price or prices in the open market or otherwise. Notes so purchased by us may, at our discretion, be held, resold or surrendered to the trustee for cancellation.

Types of Notes

We may issue either of the two types of notes described below. Notes may have elements of each of the two types of notes described below. For example, notes may bear interest at a fixed rate for some periods and at a floating rate in others.

Fixed Rate Notes. Notes of this type will bear interest at one or more fixed rates described in your pricing supplement.

Fixed rate notes will bear interest from their original issue date or from the most recent date to which interest on the notes has been paid or made available for payment. Interest will accrue on the principal of fixed rate notes at the fixed rate or rates per annum stated in your pricing supplement during the applicable time periods as stated in your pricing supplement, until the principal is paid or made available for payment. Each payment of interest due on an interest payment date or the Maturity will include interest accrued from and including the last date to which interest has been paid, or made available for payment, or from the issue date if none has been paid or made available for payment, to but excluding the interest payment date or Maturity. We will compute interest on fixed rate notes on the basis of a 360-day year of twelve 30-day months (the 30/360 (ISDA) day count convention) unless your pricing supplement provides that we will compute interest on a different basis. We will pay interest on each interest payment date and at Maturity as described below under “—Payments of Principal and Interest.” Notes may be offered that switch from a fixed rate to a floating rate or from a floating rate to a fixed rate during the term of the notes.

Floating Rate Notes. Notes of this type will bear interest at rates that are determined by reference to an interest rate formula based on the applicable Interest Rate Basis, which will be either Compounded SOFR, SOFR or Term SOFR. In some cases, the rates may also be adjusted by adding or subtracting a Spread in relation to the applicable Interest Rate Basis or multiplying by a Spread Multiplier and may be subject to a minimum rate and/or a maximum rate. The interest rate formulas, applicable Interest Rate Basis and other features are described below in “-Interest Rates-Floating Rate Notes.” If your notes are floating rate notes, the applicable Interest Rate Basis and any adjustments that apply to the interest rate will be specified in your pricing supplement.

Interest Rates

This subsection describes the different kinds of interest rates that may apply to your notes, as specified in your pricing supplement.

Fixed Rate Notes. Fixed rate notes will bear interest from their original issue date or from the most recent date to which interest on the notes has been paid or made available for payment. Interest will accrue on the principal of fixed rate notes at the fixed yearly rate or rates stated in your pricing supplement during the applicable time periods as stated in your pricing supplement, until the principal is paid or made available for payment. Your pricing supplement will describe the interest periods and relevant interest payment dates on which interest on fixed rate notes will be payable. Each payment of interest due on an interest payment date or the Maturity will include interest accrued from and including the last date to which interest has been paid, or made available for payment, or from the issue date if none has been paid or made available for payment, to but excluding the interest payment date or the Maturity. We will compute interest on fixed rate notes on the basis of a 360-day year of twelve 30-day months (the 30/360 (ISDA) day count convention), unless your pricing supplement provides that we will compute interest on a different basis.

Interest Payments

We will pay interest on the fixed rate notes at Maturity and on each interest payment date as follows:

Interest Payment Frequency	Interest Payment Dates
Monthly	Fifteenth day of each calendar month, beginning in the first calendar month following the month the note was issued.
Quarterly	Fifteenth day of every third month, beginning in the third calendar month following the month the note was issued.
Semi-annually	Fifteenth day of every sixth month, beginning in the sixth calendar month following the month the note was issued.
Annually	Fifteenth day of every twelfth month, beginning in the twelfth calendar month following the month the note was issued.

If any interest payment date for any fixed rate note, other than an interest payment date at Maturity, would otherwise be a day that is not a Business Day, the applicable interest payment date will follow the Following Business Day Convention (as defined under –“Business Day Convention”).

Floating Rate Notes.
Interest on floating rate notes will be determined by reference to the applicable “Interest Rate Basis”, which may be either Compounded SOFR, SOFR or Term SOFR. The interest rate borne by the floating rate notes will be determined, in general, as described below.

Regular Floating Rate Notes. Unless a floating rate note is designated as a Floating Rate/Fixed Rate Note, it will be a “Regular Floating Rate Note” and will bear interest at the rate determined by reference to the applicable Interest Rate Basis:

•	plus or minus the applicable number of basis points to be added to or subtracted from the related Interest Rate Basis (the “Spread”), if any; and/or
•	multiplied by the applicable percentage of the related Interest Rate Basis by which the Interest Rate Basis will be multiplied to determine the applicable interest rate (the “Spread Multiplier”), if any.
Commencing on the first Interest Reset Date (as defined below), the rate at which interest on the Regular Floating Rate Note will be payable will be reset as of each Interest Reset Date; provided, however, that the interest rate in effect for the period from the date of issue to, but excluding, the first Interest Reset Date will be the initial interest rate.

Floating Rate/Fixed Rate Notes. If a floating rate note is designated as a “Floating Rate/Fixed Rate Note,” it will bear interest at the rate determined by reference to the applicable Interest Rate Basis:

•	plus or minus the applicable Spread, if any; and/or
•	multiplied by the applicable Spread Multiplier; if any.

Commencing on the first Interest Reset Date, the rate at which interest on the applicable Floating Rate/Fixed Rate Note will be payable will be reset as of each Interest Reset Date; provided, however, that:

•	the interest rate in effect for the period from the date of issue to, to but excluding, the first Interest Reset Date will be the initial interest rate; and
•	the interest rate in effect commencing on, and including, the date on which interest begins to accrue on a fixed rate basis to Maturity will be the “Fixed Interest Rate,” if the rate is specified in the applicable pricing supplement, or if no Fixed Interest Rate is specified, the interest rate in effect on the Floating Rate/Fixed Rate Note on the day immediately preceding the date on which interest begins to accrue on a fixed rate basis.

Interest Reset Dates. The applicable floating rate note and the applicable pricing supplement will specify the dates on which the interest rate on the related floating rate note will be reset (each, an “Interest Reset Date”). Unless otherwise specified in the applicable pricing supplement, the Interest Reset Dates will be, in the case of floating rate notes which reset:

•	daily—each Business Day;
•	weekly—the Wednesday of each week;
•	monthly—the Fifteenth day of each month;
•	quarterly—the Fifteenth day of each of four months of each year as specified in your pricing supplement;
•	semiannually—the Fifteenth day of each of the two months of each year specified in your pricing supplement; or
•	annually—the Fifteenth day of the month of each year specified in your pricing supplement;

provided, however, that with respect to Floating Rate/Fixed Rate Notes, the rate of interest will not reset after the applicable date on which interest on a fixed rate basis begins to accrue.

If any Interest Reset Date for any floating rate note would otherwise be a day that is not a Business Day, the applicable Interest Reset Date will follow the Following Business Day Convention. However, if the next succeeding Business Day falls in the next succeeding calendar month, then the Interest Reset Date will be the immediately preceding Business Day (the “Modified Following Business Day Convention”). A pricing supplement may also specify a date (an “Interest Rate Reset Cutoff Date”) prior to an Interest Reset Date on which the interest rate for a floating rate note will no longer be subject to adjustment. Beginning on the Interest Rate Reset Cutoff Date, the interest rate applicable to such floating rate note will be the rate in effect on the Interest Rate Reset Cutoff Date.
Maximum and Minimum Interest Rates. A floating rate note may also have either or both of the following:

•	a maximum numerical limitation, or ceiling, on the rate at which interest may accrue during any interest period (a “Maximum Interest Rate”); and
•	a minimum numerical limitation, or floor, on the rate at which interest may accrue during any period (a “Minimum Interest Rate”).

The indenture and any debt securities issued under the indenture, including the notes, will be governed by and construed in accordance with the laws of the State of New York. Under present New York law, the maximum rate of interest, with certain exceptions, is 16% per annum on a simple interest basis for securities in which less than $250,000 has been invested and 25% per annum on a simple interest basis for securities in which $250,000 or more has been invested. This limit may not apply to securities in which $2,500,000 or more has been invested. While we believe that New York law would be given effect by a state or federal court sitting outside of New York, state laws frequently regulate the amount of interest that may be charged to and paid by a borrower, including, in some cases, corporate borrowers.
Interest Payments. Each applicable pricing supplement will specify the dates on which interest will be payable. Each floating rate note will bear interest from the date of issue at the rates specified in the applicable note and your applicable pricing supplement until the principal of the note is paid or otherwise made available for payment. Except as provided below or in your applicable pricing supplement, the interest payment dates with respect to floating rate notes will be, in the case of floating rate notes which reset:

• daily, weekly or monthly—the Fifteenth day of each month;
• quarterly—the Fifteenth day of each of four months of each year as specified in your pricing supplement;
• semiannually—the Fifteenth day of each of the two months of each year specified in your pricing supplement;
• annually—the Fifteenth day of the month of each year specified in your pricing supplement; and
• at Maturity

If any interest payment date for any floating rate note, other than an interest payment date at Maturity, would otherwise be a day that is not a Business Day, the applicable interest payment date will follow the Following Business Day Convention. However, unless specified in your pricing supplement, if the next succeeding Business Day falls in the next succeeding calendar month, the applicable interest payment date will follow the Modified Following Business Day Convention. If the Maturity of a floating rate note falls on a day that is not a Business Day, the payment of principal, premium, if any, and interest will be made on the next succeeding Business Day, and no interest on such payment will accrue for the period from and after the Maturity to the date of that payment on the next succeeding Business Day.

Unless specified otherwise in your pricing supplement, all percentages resulting from any calculation on floating rate notes will be rounded to the nearest one hundred-thousandth of a percentage point, with five one-millionths of a percentage point rounded upwards. For example, 9.876545%, or 0.09876545, would be rounded to 9.87655%, or 0.0987655. All dollar amounts used in or resulting from any calculation on floating rate notes will be rounded to the nearest cent or, in the case of a foreign currency, to the nearest unit (with one-half cent or unit being rounded upward).

With respect to each floating rate note, accrued interest is calculated by multiplying its principal amount by an accrued interest factor. Unless otherwise specified in your pricing supplement, the accrued interest factor is computed by adding the interest factor calculated for each day in the period for which accrued interest is being calculated. Unless otherwise specified in your pricing supplement, the interest factor for each day will be computed by dividing the interest rate applicable to each day by 360.

Interest Determination Dates. Unless otherwise specified in your pricing supplement, the interest rate applicable to each interest reset period commencing on the Interest Reset Date with respect to that interest reset period will be the second U.S. Government Securities Business Day preceding the related Interest Reset Date (the “Interest Determination Date”).

Calculation Date. Unless otherwise provided in your pricing supplement, U.S. Bank National Association will be the calculation agent with respect to the floating rate notes. The calculation agent will notify us of each determination of the interest rate applicable to any floating rate note promptly after the determination is made. The calculation agent will, upon the request of the holder of any floating rate note, provide the interest rate then in effect and, if determined and notified to the calculation agent, the interest rate that will become effective as a result of a determination made for the next succeeding Interest Reset Date with respect to that floating rate note. Unless otherwise specified in your pricing supplement, the calculation date, if applicable, pertaining to any Interest Determination Date will be the earlier of:

•	the tenth calendar day after the applicable Interest Determination Date, or, if the tenth calendar day is not a Business Day, the next succeeding Business Day; or
•	the Business Day preceding the applicable interest payment date or Maturity, as the case may be.

Interest Rate Basis. Each Interest Rate Basis shall be the rate determined in accordance with the applicable provisions below. Except as set forth above or in your pricing supplement, the interest rate in effect on each day will be:

•	if the day is an Interest Reset Date, the interest rate determined as of the Interest Determination Date immediately preceding the applicable Interest Reset Date; or
•	if the day is not an Interest Reset Date, the interest rate determined as of the Interest Determination Date immediately preceding the most recent Interest Reset Date, provided, however, that the interest rate in effect for the period from the date of issue to, but excluding, the first Interest Reset Date will be the initial interest rate.

Compounded SOFR. Compounded SOFR notes will bear interest at the rates, calculated with reference to Compounded SOFR and the Spread and/or Spread Multiplier, if any, specified in the Compounded SOFR notes and in your pricing supplement.
Unless specified otherwise in your pricing supplement, the amount of interest accrued and payable on the Compounded SOFR notes for each interest period will be equal to the product of (i) the outstanding principal amount of the Compounded SOFR notes multiplied by (ii) the product of (a) the interest rate (Compounded SOFR plus the Spread) for the relevant interest period multiplied by (b) the quotient of the actual number of calendar days in such interest period divided by 360. In no event will the interest on Compounded SOFR notes be less than zero.

Unless specified otherwise in the applicable pricing supplement, “Compounded SOFR” means, with respect to any interest period, the rate computed in accordance with the following formula:

where:

“SOFR IndexStart” is the SOFR Index value for the day which is two U.S. Government Securities Business Days preceding the first date of the relevant interest period;

“SOFR IndexEnd” is the SOFR Index value for the day which is two U.S. Government Securities Business Days preceding the latter interest payment date relating to such interest period; and

“dc” is the actual number of calendar days in such Observation Period.

For purposes of determining Compounded SOFR, “SOFR Index” means, with respect to any U.S. Government Securities Business Day:

(1) the SOFR Index value as published for such U.S. Government Securities Business Day by the New York Federal Reserve as such index appears on the New York Federal Reserve’s Website at 3:00 P.M., New York City time, on such U.S. Government Securities Business Day (the “SOFR Index Determination Time”); provided that:

(2) if a SOFR Index value does not so appear as specified in (1) above at the SOFR Index Determination Time, then:
i. if a Benchmark Transition Event and its related Benchmark Replacement Date have not occurred with respect to SOFR, then Compounded SOFR shall be the rate determined pursuant to the “SOFR Index Unavailable” provisions described below; or

ii. if a Benchmark Transition Event and its related Benchmark Replacement Date have occurred with respect to SOFR, then Compounded SOFR shall be the rate determined pursuant to the “Effect of a Benchmark Transition Event” provisions described below.

SOFR Index Unavailable

If a SOFR IndexStart or SOFR IndexEnd is not published on the associated Interest Determination Date and a Benchmark Transition Event and its related Benchmark Replacement Date have not occurred with respect to SOFR, “Compounded SOFR” means, for the applicable interest period for which such index is not available, the rate of return on a daily compounded interest investment calculated in accordance with the formula for SOFR Averages, and definitions required for such formula, published on the New York Federal Reserve’s Website at https://www.newyorkfed.org/markets/treasury-repo-reference-rates-information. For the purposes of this provision, references in the SOFR Averages compounding formula and related definitions to “calculation period” shall be replaced with “Observation Period” and the words “that is, 30-, 90-, or 180- calendar days” shall be removed. If the daily Secured Overnight Financing Rate (“SOFRi”) does not so appear for any day, “i” in the Observation Period, SOFRi for such day “i” shall be SOFR published in respect of the first preceding U.S. Government Securities Business Day for which SOFR was published on the New York Federal Reserve’s Website.

Effect of a Benchmark Transition Event:

If we or our designee determines on or prior to the relevant Reference Time that a Benchmark Transition Event and its related Benchmark Replacement Date have occurred with respect to the then-current Benchmark, the Benchmark Replacement will replace the then current Benchmark for all purposes relating to the Compounded SOFR notes in respect of all determinations on such date and for all determinations on all subsequent dates.
In connection with the implementation of a Benchmark Replacement, we or our designee will have the right to make Benchmark Replacement Conforming Changes from time to time.

Any determination, decision or election that may be made by us or our designee pursuant to this section, including a determination with respect to a tenor, rate or adjustment or of the occurrence or non-occurrence of an event, circumstance or date and any decision to take or refrain from taking any action or any selection:

(1) will be conclusive and binding absent manifest error;

(2) will be made in our or our designee’s sole discretion; and

(3) notwithstanding anything to the contrary in the documentation relating to the Compounded SOFR notes, shall become effective without consent from the holders of the Compounded SOFR notes or any other party.

“Benchmark” means, initially, Compounded SOFR, as such term is defined above; provided that if we or our designee determines on or prior to the Reference Time that a Benchmark Transition Event and its related Benchmark Replacement Date have occurred with respect to Compounded SOFR (or the published SOFR Index used in the calculation thereof) or the then-current Benchmark, then “Benchmark” means the applicable Benchmark Replacement.

“Benchmark Replacement” means the first alternative set forth in the order below that can be determined by us or our designee as of the Benchmark Replacement Date.

(1) the sum of: (a) the alternate rate of interest that has been selected or recommended by the Relevant Governmental Body as the replacement for the then-current Benchmark and (b) the Benchmark Replacement Adjustment;

(2) the sum of: (a) the ISDA Fallback Rate and (b) the Benchmark Replacement Adjustment; or

(3) the sum of: (a) the alternate rate of interest that has been selected by us or our designee as the replacement for the then-current Benchmark giving due consideration to any industry-accepted rate of interest as a replacement for the then-current Benchmark for U.S. dollar-denominated floating rate notes at such time and (b) the Benchmark Replacement Adjustment.

“Benchmark Replacement Adjustment” means the first alternative set forth in the order below that can be determined by us or our designee as of the Benchmark Replacement Date:

(1) the spread adjustment (which may be a positive or negative value or zero), or method for calculating or determining such spread adjustment, that has been selected or recommended by the Relevant Governmental Body for the applicable Unadjusted Benchmark Replacement;

(2) if the applicable Unadjusted Benchmark Replacement is equivalent to the ISDA Fallback Rate, the ISDA Fallback Adjustment; or

(3) the spread adjustment (which may be a positive or negative value or zero) that has been selected by us or our designee giving due consideration to any industry-accepted spread adjustment, or method for calculating or determining such spread adjustment, for the replacement of the then-current Benchmark with the applicable Unadjusted Benchmark Replacement for U.S. dollar-denominated floating rate notes at such time.

“Benchmark Replacement Conforming Changes” means, with respect to any Benchmark Replacement, any technical, administrative or operational changes (including changes to the definition of the interest period, timing and frequency of determining rates and making payments of interest, rounding of amounts or tenors, and other technical administrative or operational matters) that we or our designee decide may be appropriate to reflect the adoption of such Benchmark Replacement in a manner substantially consistent with market practice (or, if we or our designee decide that adoption of any portion of such market practice is not administratively feasible or if we or our designee determine that no market practice for use of the Benchmark Replacement exists, in such other manner as we or our designee determine is reasonably necessary).

“Benchmark Replacement Date” means the earliest to occur of the following events with respect to the then-current Benchmark (including any daily published component used in the calculation thereof):
(1) in the case of clause (1) or (2) of the definition of “Benchmark Transition Event,” the later of (a) the date of the public statement or publication of information referenced therein and (b) the date on which the administrator of the Benchmark permanently or indefinitely ceases to provide the Benchmark (or such component); or
(2) in the case of clause (3) of the definition of “Benchmark Transition Event,” the date of the public statement or publication of information referenced therein.

For the avoidance of doubt, if the event that gives rise to the Benchmark Replacement Date occurs on the same day as, but earlier than, the Reference Time in respect of any determination, the Benchmark Replacement Date will be deemed to have occurred prior to the Reference Time for such determination.

For the avoidance of doubt, for purposes of the definitions of Benchmark Replacement Date and Benchmark Transition Event, references to Benchmark also include any reference rate underlying such Benchmark.

“Benchmark Transition Event” means the occurrence of one or more of the following events with respect to the then-current Benchmark (including the daily published component used in the calculation thereof):

(1) a public statement or publication of information by or on behalf of the administrator of the Benchmark (or such component) announcing that such administrator has ceased or will cease to provide the Benchmark (or such component), permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark (or such component);

(2) a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark (or such component), the central bank for the currency of the Benchmark (or such component), an insolvency official with jurisdiction over the administrator for the Benchmark (or such component), a resolution authority with jurisdiction over the administrator for the Benchmark (or such component) or a court or an entity with similar insolvency or resolution authority over the administrator for the Benchmark (or such component), which states that the administrator of the Benchmark (or such component) has ceased or will cease to provide the Benchmark (or such component) permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark (or such component); or

(3) a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark announcing that the Benchmark is no longer representative.

“ISDA Definitions” means the 2006 ISDA Definitions published by the International Swaps and Derivatives Association, Inc. (“ISDA”) or any successor thereto, as amended or supplemented from time to time, or any successor definitional booklet for interest rate derivatives published from time to time

“ISDA Fallback Adjustment” means the spread adjustment (which may be a positive or negative value or zero) that would apply for derivatives transactions referencing the ISDA Definitions to be determined upon the occurrence of an index cessation event with respect to the Benchmark for the applicable tenor.

“ISDA Fallback Rate” means the rate that would apply for derivatives transactions referencing the ISDA Definitions to be effective upon the occurrence of an index cessation date with respect to the Benchmark for the applicable tenor excluding the applicable ISDA Fallback Adjustment.

“Observation Period” means the period from and including two U.S. Government Securities Business Days preceding an interest payment date to but excluding two U.S. Government Securities Business Days preceding the next interest payment date, provided that the first Observation Period shall be from and including two U.S. Government Securities Business Days preceding the date of issue to but excluding the two U.S. Government Securities Business Days preceding the first interest payment date.

“Reference Time” with respect to any determination of the Benchmark means (1) if the Benchmark is Compounded SOFR, the SOFR Index Determination Time, and (2) if the Benchmark is not Compounded SOFR, the time determined by us or our designee after giving effect to the Benchmark Replacement Conforming Changes.
“Relevant Governmental Body” means the Federal Reserve Board and/or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York or any successor thereto.

“Unadjusted Benchmark Replacement” means the Benchmark Replacement excluding the Benchmark Replacement Adjustment.

“U.S. Government Securities Business Day” is any day other than a Saturday, Sunday or a day on which the Securities Industry and Financial Markets Association recommends that the fixed income departments of its members be closed for the entire day for purposes of trading in U.S. Government securities.

SOFR. SOFR notes will bear interest at the rates, calculated with reference to SOFR and the Spread and/or Spread Multiplier, if any, specified in the SOFR notes and your pricing supplement. In no event will the interest on SOFR notes be less than zero.

“SOFR” means:

(1)the rate equal to the secured overnight financing rate as administered by the Federal Reserve Bank of New York (or a successor administrator of the secured overnight financing rate) (the “Secured Overnight Financing Rate”) for the applicable Interest Determination Date published as of 5:00 P.M., New York City time, on the U.S. Government Securities Business Day immediately following such Interest Determination Date (the “SOFR Determination Time”); or

(2)if the rate referred to in clause (1) does not appear by the SOFR Determination Time, then:

i.if a Benchmark Transition Event and its related Benchmark Replacement Date have not occurred with respect to the Secured Overnight Financing Rate, then SOFR shall be the Secured Overnight Financing Rate published on the New York Federal Reserve’s website for the first preceding U.S. Government Securities Business Day for which the Secured Overnight Financing Rate was published on the New York Federal Reserve’s website; or

ii.if a Benchmark Transition Event and its related Benchmark Replacement Date have occurred with respect to the Secured Overnight Financing Rate, then SOFR shall be the rate determined pursuant to the “Effect of a Benchmark Transition Event” provisions described below.

Effect of a Benchmark Transition Event:

If we or our designee determines on or prior to the Reference Time that a Benchmark Transition Event and its related Benchmark Replacement Date have occurred in respect of any determination of the Benchmark on any date, the Benchmark Replacement will replace the then current Benchmark for all purposes relating to the SOFR notes in respect of such determination on such date and all determinations on all subsequent dates.

In connection with the implementation of a Benchmark Replacement, we or our designee will have the right to make Benchmark Replacement Conforming Changes from time to time.

Any determination, decision or election that may be made by us or our designee pursuant to this section, including a determination with respect to a tenor, rate or adjustment or of the occurrence or non-occurrence of an event, circumstance or date and any decision to take or refrain from taking any action or any selection:

(1)	will be conclusive and binding absent manifest error;
(2)	will be made in our or our designee’s sole discretion; and
(3)	notwithstanding anything to the contrary in the documentation relating to the SOFR notes, shall become effective without consent from the holders of the SOFR notes or any other party.

“Benchmark” means, initially, the Secured Overnight Financing Rate, as such term is defined above; provided that if we or our designee determines on or prior to the Reference Time that a Benchmark Transition Event and its related Benchmark Replacement Date have occurred with respect to the Secured Overnight Financing Rate or the then-current Benchmark, then “Benchmark” means the applicable Benchmark Replacement.
“Benchmark Replacement” means the first alternative set forth in the order below that can be determined by us or our designee as of the Benchmark Replacement Date.

(1)	sum of: (a) the alternate rate of interest that has been selected or recommended by the Relevant Governmental Body as the replacement for the then-current Benchmark for the applicable Corresponding Tenor and (b) the Benchmark Replacement Adjustment;
(2)	the sum of: (a) the ISDA Fallback Rate and (b) the Benchmark Replacement Adjustment; or
(3)	the sum of: (a) the alternate rate of interest that has been selected by us or our designee as the replacement for the then-current Benchmark giving due consideration to any industry-accepted rate of interest as a replacement for the then-current Benchmark for U.S. dollar-denominated floating rate notes at such time and (b) the Benchmark Replacement Adjustment.
“Benchmark Replacement Adjustment” means the first alternative set forth in the order below that can be determined by us or our designee as of the Benchmark Replacement Date:

(1)	the spread adjustment (which may be a positive or negative value or zero), or method for calculating or determining such spread adjustment, that has been selected or recommended by the Relevant Governmental Body for the applicable Unadjusted Benchmark Replacement;
(2)	if the applicable Unadjusted Benchmark Replacement is equivalent to the ISDA Fallback Rate, the ISDA Fallback Adjustment; or
(3)	the spread adjustment (which may be a positive or negative value or zero) that has been selected by us or our designee giving due consideration to any industry-accepted spread adjustment, or method for calculating or determining such spread adjustment, for the replacement of the then-current Benchmark with the applicable Unadjusted Benchmark Replacement for U.S. dollar-denominated floating rate notes at such time

“Benchmark Replacement Conforming Changes” means, with respect to any Benchmark Replacement, any technical, administrative or operational changes (including changes to the definition of the interest payment calculation period, timing and frequency of determining rates and making payments of interest, rounding of amounts or tenors, and other technical, administrative or operational matters) that we or our designee decide may be appropriate to reflect the adoption of such Benchmark Replacement in a manner substantially consistent with market practice (or, if we or our designee decide that adoption of any portion of such market practice is not administratively feasible or if we or our designee determine that no market practice for use of the Benchmark Replacement exists, in such other manner as we or our designee determine is reasonably necessary).

“Benchmark Replacement Date” means the earliest to occur of the following events with respect to the then-current Benchmark:

(1) in the case of clause (1) or (2) of the definition of “Benchmark Transition Event,” the later of (a) the date of the public statement or publication of information referenced therein and (b) the date on which the administrator of the Benchmark permanently or indefinitely ceases to provide the Benchmark; or

(2) in the case of clause (3) of the definition of “Benchmark Transition Event,” the date of the public statement or publication of information referenced therein.

For the avoidance of doubt, if the event that gives rise to the Benchmark Replacement Date occurs on the same day as, but earlier than, the Reference Time in respect of any determination, the Benchmark Replacement Date will be deemed to have occurred prior to the Reference Time for such determination.
“Benchmark Transition Event” means the occurrence of one or more of the following events with respect to the then-current Benchmark:

(1)	a public statement or publication of information by or on behalf of the administrator of the Benchmark announcing that such administrator has ceased or will cease to provide the Benchmark, permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark;
(2)	a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark, the central bank for the currency of the Benchmark, an insolvency official with jurisdiction over the administrator for the Benchmark, a resolution authority with jurisdiction over the administrator for the Benchmark or a court or an entity with similar insolvency or resolution authority over the administrator for the Benchmark, which states that the administrator of the Benchmark has ceased or will cease to provide the Benchmark permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark; or
(3)	a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark announcing that the Benchmark is no longer representative.

“Corresponding Tenor” with respect to a Benchmark Replacement means a tenor (including overnight) having approximately the same length (disregarding business day adjustment) as the applicable tenor for the then-current Benchmark.

“ISDA Definitions” means the 2006 ISDA Definitions published by the International Swaps and Derivatives Association, Inc. or any successor thereto, as amended or supplemented from time to time, or any successor definitional booklet for interest rate derivatives published from time to time

“ISDA Fallback Adjustment” means the spread adjustment (which may be a positive or negative value or zero) that would apply for derivatives transactions referencing the ISDA Definitions to be determined upon the occurrence of an index cessation event with respect to the Benchmark for the applicable tenor.

“ISDA Fallback Rate” means the rate that would apply for derivatives transactions referencing the ISDA Definitions to be effective upon the occurrence of an index cessation date with respect to the Benchmark for the applicable tenor excluding the applicable ISDA Fallback Adjustment.

“Reference Time” with respect to any determination of the Benchmark means (1) if the Benchmark is the Secured Overnight Financing Rate, the SOFR Determination Time, and (2) if the Benchmark is not the Secured Overnight Financing Rate, the time determined by us or our designee after giving effect to the Benchmark Replacement Conforming Changes.

“Relevant Governmental Body” means the Federal Reserve Board and/or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York or any successor thereto.

“Unadjusted Benchmark Replacement” means the Benchmark Replacement excluding the Benchmark Replacement Adjustment.

“U.S. Government Securities Business Day” is any day other than a Saturday, Sunday or a day on which the Securities Industry and Financial Markets Association recommends that the fixed income departments of its members be closed for the entire day for purposes of trading in U.S. Government securities.

Term SOFR. Term SOFR notes will bear interest at the rates, calculated with reference to Term SOFR and the Spread and/or Spread Multiplier, if any, specified in the Term SOFR notes and in your pricing supplement.
Unless specified otherwise in the applicable pricing supplement, “Term SOFR” means, with respect to any interest period:
a.the Term SOFR Reference Rate for a tenor comparable to the applicable Interest Period on the day (such day, the “Periodic Term SOFR Determination Day”) that is two (2) U.S. Government Securities Business Days prior to the first day of such Interest Period, as such rate is published by the Term SOFR Administrator; or

b.if as of 5:00 p.m. (New York City time) on any Periodic Term SOFR Determination Day the Term SOFR Reference Rate for the applicable tenor has not been published by the Term SOFR Administrator and a Benchmark Replacement Date with respect to the Term SOFR Reference Rate has not occurred, then Term SOFR will be the Term SOFR Reference Rate for such tenor as published by the Term SOFR Administrator on the first preceding U.S. Government Securities Business Day for which such Term SOFR Reference Rate for such tenor was published by the Term SOFR
Administrator so long as such first preceding U.S. Government Securities Business Day is not more than three (3) U.S. Government Securities Business Days prior to such Periodic Term SOFR Determination Day.

For purposes of the foregoing relating to the determination of Term SOFR:

“Term SOFR Reference Rate” means the forward-looking term rate based on the Secured Overnight Financing Rate published by the Term SOFR Administrator..

“Interest Period” means the period of time from an Interest Reset Date to, but not including, the next following Interest Reset Date.

“Periodic Term SOFR Determination Day” has the meaning specified in the definition of “Term SOFR”.

“Term SOFR Administrator” means CME Group Benchmark Administration Limited (CBA) (or a successor administrator of the Term SOFR Reference Rate).

Other capitalized terms used in the foregoing provisions relating to the determination of Term SOFR have the meanings described under “Effect of a Benchmark Transition Event.”

Effect of a Benchmark Transition Event:

If we or our designee determines on or prior to the Reference Time that a Benchmark Transition Event and its related Benchmark Replacement Date have occurred in respect of any determination of the Benchmark on any date, the Benchmark Replacement will replace the then current Benchmark for all purposes relating to the Term SOFR notes in respect of such determination on such date and all determinations on all subsequent dates.

In connection with the implementation of a Benchmark Replacement, we or our designee will have the right to make Benchmark Replacement Conforming Changes from time to time.

Any determination, decision or election that may be made by us or our designee pursuant to this section, including a determination with respect to a tenor, rate or adjustment or of the occurrence or non-occurrence of an event, circumstance or date and any decision to take or refrain from taking any action or any selection:

(1)	will be conclusive and binding absent manifest error;
(2)	will be made in our or our designee’s sole discretion; and
(3)	notwithstanding anything to the contrary in the documentation relating to the Term SOFR notes, shall become effective without consent from the holders of the Term SOFR notes or any other party.

“Benchmark” means, initially, Term SOFR, as such term is defined above; provided that if we or our designee determines on or prior to the Reference Time that a Benchmark Transition Event and its related Benchmark Replacement Date have occurred with respect to the Term SOFR rate or the then-current Benchmark, then “Benchmark” means the applicable Benchmark Replacement.

“Benchmark Replacement” means the first alternative set forth in the order below that can be determined by us or our designee as of the Benchmark Replacement Date.

(1)	sum of: (a) the alternate rate of interest that has been selected or recommended by the Relevant Governmental Body as the replacement for the then-current Benchmark for the applicable Corresponding Tenor and (b) the Benchmark Replacement Adjustment;
(2)	the sum of: (a) the ISDA Fallback Rate and (b) the Benchmark Replacement Adjustment; or
(3)	the sum of: (a) the alternate rate of interest that has been selected by us or our designee as the replacement for the then-current Benchmark giving due consideration to any industry-accepted rate of interest as a replacement for the then-current Benchmark for U.S. dollar-denominated floating rate notes at such time and (b) the Benchmark Replacement Adjustment.
“Benchmark Replacement Adjustment” means the first alternative set forth in the order below that can be determined by us or our designee as of the Benchmark Replacement Date:

(1)	the spread adjustment (which may be a positive or negative value or zero), or method for calculating or determining such spread adjustment, that has been selected or recommended by the Relevant Governmental Body for the applicable Unadjusted Benchmark Replacement;
(2)	if the applicable Unadjusted Benchmark Replacement is equivalent to the ISDA Fallback Rate, the ISDA Fallback Adjustment; or
(3)	the spread adjustment (which may be a positive or negative value or zero) that has been selected by us or our designee giving due consideration to any industry-accepted spread adjustment, or method for calculating or determining such spread adjustment, for the replacement of the then-current Benchmark with the applicable Unadjusted Benchmark Replacement for U.S. dollar-denominated floating rate notes at such time

“Benchmark Replacement Conforming Changes” means, with respect to any Benchmark Replacement, any technical, administrative or operational changes (including changes to the definition of the interest payment calculation period, timing and frequency of determining rates and making payments of interest, rounding of amounts or tenors, and other technical, administrative or operational matters) that we or our designee decide may be appropriate to reflect the adoption of such Benchmark Replacement in a manner substantially consistent with market practice (or, if we or our designee decide that adoption of any portion of such market practice is not administratively feasible or if we or our designee determine that no market practice for use of the Benchmark Replacement exists, in such other manner as we or our designee determine is reasonably necessary).

“Benchmark Replacement Date” means the earliest to occur of the following events with respect to the then-current Benchmark:

(1) in the case of clause (1) or (2) of the definition of “Benchmark Transition Event,” the later of (a) the date of the public statement or publication of information referenced therein and (b) the date on which the administrator of the Benchmark permanently or indefinitely ceases to provide the Benchmark; or

(2) in the case of clause (3) of the definition of “Benchmark Transition Event,” the date of the public statement or publication of information referenced therein.

For the avoidance of doubt, if the event that gives rise to the Benchmark Replacement Date occurs on the same day as, but earlier than, the Reference Time in respect of any determination, the Benchmark Replacement Date will be deemed to have occurred prior to the Reference Time for such determination.

“Benchmark Transition Event” means the occurrence of one or more of the following events with respect to the then-current Benchmark:

(1) (2)	we, the calculation agent or our designee, after consulting with us, determines that the use of a forward-looking rate for the tenor specified in your pricing supplement based on SOFR is not administratively feasible;
a public statement or publication of information by or on behalf of the administrator of the Benchmark announcing that such administrator has ceased or will cease to provide the Benchmark, permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark;
(3)	a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark, the central bank for the currency of the Benchmark, an insolvency official with jurisdiction over the administrator for the Benchmark, a resolution authority with jurisdiction over the administrator for the Benchmark or a court or an entity with similar insolvency or resolution authority over the administrator for the Benchmark, which states that the administrator of the Benchmark has ceased or will cease to provide the Benchmark permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark; or
(4)	a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark announcing that the Benchmark is no longer representative.

“Corresponding Tenor” with respect to a Benchmark Replacement means a tenor (including overnight) having approximately the same length (disregarding business day adjustment) as the applicable tenor for the then-current Benchmark.
“ISDA Definitions” means the 2006 ISDA Definitions published by the International Swaps and Derivatives Association, Inc. or any successor thereto, as amended or supplemented from time to time, or any successor definitional booklet for interest rate derivatives published from time to time

“ISDA Fallback Adjustment” means the spread adjustment (which may be a positive or negative value or zero) that would apply for derivatives transactions referencing the ISDA Definitions to be determined upon the occurrence of an index cessation event with respect to the Benchmark for the applicable tenor.

“ISDA Fallback Rate” means the rate that would apply for derivatives transactions referencing the ISDA Definitions to be effective upon the occurrence of an index cessation date with respect to the Benchmark for the applicable tenor excluding the applicable ISDA Fallback Adjustment.

“Reference Time” with respect to any determination of the Benchmark means (1) if the Benchmark is Term SOFR, the Periodic Term SOFR Determination Day, and (2) if the Benchmark is not Term SOFR, the time determined by us or our designee after giving effect to the Benchmark Replacement Conforming Changes.

“Relevant Governmental Body” means the Federal Reserve Board and/or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York or any successor thereto.

“Unadjusted Benchmark Replacement” means the Benchmark Replacement excluding the Benchmark Replacement Adjustment.

“U.S. Government Securities Business Day” is any day other than a Saturday, Sunday or a day on which the Securities Industry and Financial Markets Association recommends that the fixed income departments of its members be closed for the entire day for purposes of trading in U.S. Government securities

Business Day Convention

Except as otherwise specified as to floating rate notes above, the Business Day convention that will apply to your notes is the “Following Business Day Convention.” The “Following Business Day Convention” means, for any interest payment date or interest reset date, other than the Maturity, if such date would otherwise fall on a day that is not a business day, then such date will be postponed to the next day that is a Business Day.

“Business Day” means any day, other than a Saturday or Sunday, that is neither a legal holiday nor a day on which banking institutions are authorized or required by law or regulation to close in The City of New York.

Payment of Principal and Interest

Principal of and interest on beneficial interests in the notes will be made in accordance with the arrangements then in place between the paying agent and The Depository Trust Company (referred to as “DTC”) and its participants as described under “Registration and Settlement—The Depository Trust Company.” Payments in respect of any notes in certificated form will be made as described under “Registration and Settlement—Registration, Transfer and Payment of Certificated Notes.”

Interest on each note will be payable either monthly, quarterly, semi-annually or annually on each interest payment date and at the note’s stated Maturity or on the date of redemption or repayment if a note is redeemed or repaid prior to Maturity. Interest is payable to the person in whose name a note is registered at the close of business on the regular record date before each interest payment date. Interest due at a note’s stated maturity or on a date of redemption or repayment will be payable to the person to whom principal is payable.

We will pay any administrative costs imposed by banks in connection with making payments in immediately available funds, but any tax, assessment or governmental charge imposed upon any payments on a note, including, without limitation, any withholding tax, is the responsibility of the holders of beneficial interests in the note in respect of which such payments are made.
Record Dates for Interest Payments

The regular record date for any interest payment date will be the first day of the calendar month in which the interest payment date occurs, except that the regular record date for interest due on the note’s stated maturity date or date of earlier redemption or repayment will be that particular date. For the purpose of determining the holder at the close of business on a regular record date when business is not being conducted, the close of business will mean 5:00 P.M., New York City time, on that day.

Interest on a note will be payable beginning on the first interest payment date after its date of original issuance to holders of record on the corresponding regular record date.

Redemption and Repayment

Unless we otherwise provide in your pricing supplement, a note will not be redeemable or repayable prior to its stated maturity date.

If the pricing supplement states that the note will be redeemable at our option prior to its stated maturity date, then on such date or dates specified in the pricing supplement, we may redeem those notes at our option either in whole or from time to time in part, upon not less than five nor more than 60 days’ written notice to the holder of those notes.

If the pricing supplement states that your note will be repayable at your option prior to its stated maturity date, we will require receipt of notice of the request for repayment at least 30 but not more than 60 days prior to the date or dates specified in the pricing supplement. We also must receive the completed form entitled “Option to Elect Repayment.” Exercise of the repayment option by the holder of a note is irrevocable.

Since the notes will be represented by a global note, DTC or its nominee will be treated as the holder of the notes; therefore DTC or its nominee will be the only entity that receives notices of redemption of notes from us, in the case of our redemption of notes, and will be the only entity that can exercise the right to repayment of notes, in the case of optional repayment. See “Registration and Settlement.”

To ensure that DTC or its nominee will timely exercise a right to repayment with respect to a particular beneficial interest in a note, the beneficial owner of the interest in that note must instruct the broker or other direct or indirect participant through which it holds the beneficial interest to notify DTC or its nominee of its desire to exercise a right to repayment. Because different firms have different cut-off times for accepting instructions from their customers, each beneficial owner should consult the broker or other direct or indirect participant through which it holds an interest in a note to determine the cut-off time by which the instruction must be given for timely notice to be delivered to DTC or its nominee. Conveyance of notices and other communications by DTC or its nominee to participants, by participants to indirect participants and by participants and indirect participants to beneficial owners of the notes will be governed by agreements among them and any applicable statutory or regulatory requirements.

The redemption of a note normally will occur on a specified interest payment date and any business day thereafter following receipt of a valid notice. The repayment of a note normally will occur on the interest payment date or dates following receipt of a valid notice. Unless otherwise specified in the pricing supplement, the redemption or repayment price will equal 100% of the principal amount of the note plus unpaid interest accrued to the date or dates of redemption or repayment.

We may at any time purchase notes at any price or prices in the open market or otherwise. We may also purchase notes otherwise tendered for repayment by a holder or tendered by a holder’s duly authorized representative through exercise of the Survivor’s Option described below. If we purchase the notes in this manner, we have the discretion to either hold, resell or surrender the notes to the trustee for cancellation.

Survivor’s Option

The “Survivor’s Option” is a provision in a note pursuant to which we agree to repay that note, if requested by the authorized representative of the beneficial owner of that note, following the death of the beneficial owner of the note, so long as the note was owned by that beneficial owner or the estate of that beneficial owner at least six months prior to the request. The pricing supplement relating to each offering of notes will state whether the Survivor’s Option applies to those notes.
If a note is entitled to a Survivor’s Option, upon the valid exercise of the Survivor’s Option and the proper tender of that note for repayment, we will, at our option, repay or repurchase that note, in whole or in part, at a price equal to 100% of the principal amount of the deceased beneficial owner’s interest in that note plus unpaid interest accrued to the date of repayment.

To be valid, the Survivor’s Option must be exercised by or on behalf of the person who has authority to act on behalf of the deceased beneficial owner of the note (including, without limitation, the personal representative or executor of the deceased beneficial owner or the surviving joint owner with the deceased beneficial owner) under the laws of the applicable jurisdiction.

The death of a person holding a beneficial ownership interest in a note as a joint tenant or tenant by the entirety with another person, or as a tenant in common with the deceased holder’s spouse, will be deemed the death of a beneficial owner of that note, and the entire principal amount of the note so held will be subject to repayment by us upon request. However, the death of a person holding a beneficial ownership interest in a note as tenant in common with a person other than such deceased holder’s spouse will be deemed the death of a beneficial owner only with respect to such deceased person’s interest in the note.

The death of a person who, during his or her lifetime, was entitled to substantially all of the beneficial ownership interests in a note will be deemed the death of the beneficial owner of that note for purposes of the Survivor’s Option, regardless of whether that beneficial owner was the registered holder of that note, if entitlement to those interests can be established to the satisfaction of the trustee. A beneficial ownership interest will be deemed to exist in typical cases of nominee ownership, ownership under the Uniform Transfers to Minors Act or Uniform Gifts to Minors Act, community property or other joint ownership arrangements between a husband and wife. In addition, a beneficial ownership interest will be deemed to exist in custodial and trust arrangements where one person has all of the beneficial ownership interests in the applicable note during his or her lifetime.

We have the discretionary right to limit the aggregate principal amount of notes as to which exercises of the Survivor’s Option shall be accepted by us from authorized representatives of all deceased beneficial owners in any calendar year to an amount equal to the greater of $2,000,000 or 2% of the principal amount of all notes outstanding as of the end of the most recent calendar year. We also have the discretionary right to limit to $250,000 in any calendar year the aggregate principal amount of notes as to which exercises of the Survivor’s Option shall be accepted by us from the authorized representative of any individual deceased beneficial owner of notes in such calendar year. In addition, we will not permit the exercise of the Survivor’s Option except in principal amounts of $1,000 and multiples of $1,000.

An otherwise valid election to exercise the Survivor’s Option may not be withdrawn. Each election to exercise the Survivor’s Option will be accepted in the order that elections are received by the trustee, except for any note the acceptance of which would contravene any of the limitations described in the preceding paragraph. Notes accepted for repayment through the exercise of the Survivor’s Option normally will be repaid on the first interest payment date that occurs 20 or more calendar days after the date of the acceptance. For example, if the acceptance date of a note tendered through a valid exercise of the Survivor’s Option is September 1, 2017, and interest on that note is paid monthly, we would normally, at our option, repay that note on the interest payment date occurring on October 15, 2017, because the September 15, 2017 interest payment date would occur less than 20 days from the date of acceptance. Each tendered note that is not accepted in any calendar year due to the application of any of the limitations described in the preceding paragraph will be deemed to be tendered in the following calendar year in the order in which all such notes were originally tendered. If a note tendered through a valid exercise of the Survivor’s Option is not accepted, the trustee will deliver a notice by first-class mail to the registered holder, at that holder’s last known address as indicated in the note register, that states the reason that note has not been accepted for repayment.

With respect to notes represented by a global note, DTC or its nominee is treated as the holder of the notes and will be the only entity that can exercise the Survivor’s Option for such notes. To obtain repayment pursuant to exercise of the Survivor’s Option for a note, the deceased beneficial owner’s authorized representative must provide the following items to the broker or other entity through which the beneficial interest in the note is held by the deceased beneficial owner:

•a written instruction to such broker or other entity to notify DTC of the authorized representative’s desire to obtain repayment pursuant to exercise of the Survivor’s Option;
•appropriate evidence satisfactory to the trustee (a) that the deceased was the beneficial owner of the note at the time of death and his or her interest in the note was owned by the deceased beneficial owner or his or her estate at least six months prior to the request for repayment, (b) that the death of the beneficial owner has occurred, (c) of the date of death of the beneficial owner, and (d) that the representative has authority to act on behalf of the beneficial owner;
•if the interest in the note is held by a nominee of the deceased beneficial owner, a certificate satisfactory to the trustee from the nominee attesting to the deceased’s beneficial ownership of such note;
•written request for repayment signed by the authorized representative of the deceased beneficial owner with the signature guaranteed by a member firm of a registered national securities exchange or of the Financial Industry Regulatory Authority, Inc. or a commercial bank or trust company having an office or correspondent in the United States;
•if applicable, a properly executed assignment or endorsement;
•tax waivers and any other instruments or documents that the trustee reasonably requires in order to establish the validity of the beneficial ownership of the note and the claimant’s entitlement to payment; and
•any additional information the trustee reasonably requires to evidence satisfaction of any conditions to the exercise of the Survivor’s Option or to document beneficial ownership or authority to make the election and to cause the repayment of the note.

In turn, the broker or other entity will deliver each of these items to the trustee, together with evidence satisfactory to the trustee from the broker or other entity stating that it represents the deceased beneficial owner.

The death of a person owning a note in joint tenancy or tenancy by the entirety with another or others shall be deemed the death of the holder of the note, and the entire principal amount of the note so held shall be subject to repayment, together with interest accrued thereon to the repayment date. The death of a person owning a note by tenancy in common shall be deemed the death of a holder of a note only with respect to the deceased holder’s interest in the note so held by tenancy in common; except that in the event a note is held by husband and wife as tenants in common, the death of either shall be deemed the death of the holder of the note, and the entire principal amount of the note so held shall be subject to repayment. The death of a person who, during his or her lifetime, was entitled to substantially all of the beneficial interests of ownership of a note, shall be deemed the death of the holder thereof for purposes of this provision, regardless of the registered holder, if such beneficial interest can be established to the satisfaction of the trustee and us. Such beneficial interest shall be deemed to exist in typical cases of nominee ownership, ownership under the Uniform Gifts to Minors Act, the Uniform Transfers to Minors Act, community property or other joint ownership arrangements between a husband and wife and trust arrangements where one person has substantially all of the beneficial ownership interest in the note during his or her lifetime.

We retain the right to limit the aggregate principal amount of notes as to which exercises of the Survivor’s Option applicable to the notes will be accepted in any one calendar year as described above. All other questions regarding the eligibility or validity of any exercise of the Survivor’s Option will be determined by the trustee, in its sole discretion, which determination will be final and binding on all parties.

The broker or other entity will be responsible for disbursing payments received from the trustee to the authorized representative. See “Registration and Settlement.”

Forms for the exercise of the Survivor’s Option may be obtained from the Trustee at 100 Wall Street, Suite 600, New York, NY 10005, Attention: General Counsel.

If applicable, we will comply with the requirements of Section 14(e) of the Exchange Act, and the rules promulgated thereunder, and any other securities laws or regulations in connection with any repayment of notes at the option of the registered holders or beneficial owners thereof.

Long Term Debt, Structuring [Text Block]
Types of Notes

We may issue either of the two types of notes described below. Notes may have elements of each of the two types of notes described below. For example, notes may bear interest at a fixed rate for some periods and at a floating rate in others.

Fixed Rate Notes. Notes of this type will bear interest at one or more fixed rates described in your pricing supplement.

Fixed rate notes will bear interest from their original issue date or from the most recent date to which interest on the notes has been paid or made available for payment. Interest will accrue on the principal of fixed rate notes at the fixed rate or rates per annum stated in your pricing supplement during the applicable time periods as stated in your pricing supplement, until the principal is paid or made available for payment. Each payment of interest due on an interest payment date or the Maturity will include interest accrued from and including the last date to which interest has been paid, or made available for payment, or from the issue date if none has been paid or made available for payment, to but excluding the interest payment date or Maturity. We will compute interest on fixed rate notes on the basis of a 360-day year of twelve 30-day months (the 30/360 (ISDA) day count convention) unless your pricing supplement provides that we will compute interest on a different basis. We will pay interest on each interest payment date and at Maturity as described below under “—Payments of Principal and Interest.” Notes may be offered that switch from a fixed rate to a floating rate or from a floating rate to a fixed rate during the term of the notes.

Floating Rate Notes. Notes of this type will bear interest at rates that are determined by reference to an interest rate formula based on the applicable Interest Rate Basis, which will be either Compounded SOFR, SOFR or Term SOFR. In some cases, the rates may also be adjusted by adding or subtracting a Spread in relation to the applicable Interest Rate Basis or multiplying by a Spread Multiplier and may be subject to a minimum rate and/or a maximum rate. The interest rate formulas, applicable Interest Rate Basis and other features are described below in “-Interest Rates-Floating Rate Notes.” If your notes are floating rate notes, the applicable Interest Rate Basis and any adjustments that apply to the interest rate will be specified in your pricing supplement.

Interest Rates

This subsection describes the different kinds of interest rates that may apply to your notes, as specified in your pricing supplement.

Fixed Rate Notes. Fixed rate notes will bear interest from their original issue date or from the most recent date to which interest on the notes has been paid or made available for payment. Interest will accrue on the principal of fixed rate notes at the fixed yearly rate or rates stated in your pricing supplement during the applicable time periods as stated in your pricing supplement, until the principal is paid or made available for payment. Your pricing supplement will describe the interest periods and relevant interest payment dates on which interest on fixed rate notes will be payable. Each payment of interest due on an interest payment date or the Maturity will include interest accrued from and including the last date to which interest has been paid, or made available for payment, or from the issue date if none has been paid or made available for payment, to but excluding the interest payment date or the Maturity. We will compute interest on fixed rate notes on the basis of a 360-day year of twelve 30-day months (the 30/360 (ISDA) day count convention), unless your pricing supplement provides that we will compute interest on a different basis.

Interest Payments

We will pay interest on the fixed rate notes at Maturity and on each interest payment date as follows:

Interest Payment Frequency	Interest Payment Dates
Monthly	Fifteenth day of each calendar month, beginning in the first calendar month following the month the note was issued.
Quarterly	Fifteenth day of every third month, beginning in the third calendar month following the month the note was issued.
Semi-annually	Fifteenth day of every sixth month, beginning in the sixth calendar month following the month the note was issued.
Annually	Fifteenth day of every twelfth month, beginning in the twelfth calendar month following the month the note was issued.

If any interest payment date for any fixed rate note, other than an interest payment date at Maturity, would otherwise be a day that is not a Business Day, the applicable interest payment date will follow the Following Business Day Convention (as defined under –“Business Day Convention”).

Floating Rate Notes.
Interest on floating rate notes will be determined by reference to the applicable “Interest Rate Basis”, which may be either Compounded SOFR, SOFR or Term SOFR. The interest rate borne by the floating rate notes will be determined, in general, as described below.

Regular Floating Rate Notes. Unless a floating rate note is designated as a Floating Rate/Fixed Rate Note, it will be a “Regular Floating Rate Note” and will bear interest at the rate determined by reference to the applicable Interest Rate Basis:

•	plus or minus the applicable number of basis points to be added to or subtracted from the related Interest Rate Basis (the “Spread”), if any; and/or
•	multiplied by the applicable percentage of the related Interest Rate Basis by which the Interest Rate Basis will be multiplied to determine the applicable interest rate (the “Spread Multiplier”), if any.
Commencing on the first Interest Reset Date (as defined below), the rate at which interest on the Regular Floating Rate Note will be payable will be reset as of each Interest Reset Date; provided, however, that the interest rate in effect for the period from the date of issue to, but excluding, the first Interest Reset Date will be the initial interest rate.

Floating Rate/Fixed Rate Notes. If a floating rate note is designated as a “Floating Rate/Fixed Rate Note,” it will bear interest at the rate determined by reference to the applicable Interest Rate Basis:

•	plus or minus the applicable Spread, if any; and/or
•	multiplied by the applicable Spread Multiplier; if any.

Commencing on the first Interest Reset Date, the rate at which interest on the applicable Floating Rate/Fixed Rate Note will be payable will be reset as of each Interest Reset Date; provided, however, that:

•	the interest rate in effect for the period from the date of issue to, to but excluding, the first Interest Reset Date will be the initial interest rate; and
•	the interest rate in effect commencing on, and including, the date on which interest begins to accrue on a fixed rate basis to Maturity will be the “Fixed Interest Rate,” if the rate is specified in the applicable pricing supplement, or if no Fixed Interest Rate is specified, the interest rate in effect on the Floating Rate/Fixed Rate Note on the day immediately preceding the date on which interest begins to accrue on a fixed rate basis.

Interest Reset Dates. The applicable floating rate note and the applicable pricing supplement will specify the dates on which the interest rate on the related floating rate note will be reset (each, an “Interest Reset Date”). Unless otherwise specified in the applicable pricing supplement, the Interest Reset Dates will be, in the case of floating rate notes which reset:

•	daily—each Business Day;
•	weekly—the Wednesday of each week;
•	monthly—the Fifteenth day of each month;
•	quarterly—the Fifteenth day of each of four months of each year as specified in your pricing supplement;
•	semiannually—the Fifteenth day of each of the two months of each year specified in your pricing supplement; or
•	annually—the Fifteenth day of the month of each year specified in your pricing supplement;

provided, however, that with respect to Floating Rate/Fixed Rate Notes, the rate of interest will not reset after the applicable date on which interest on a fixed rate basis begins to accrue.

If any Interest Reset Date for any floating rate note would otherwise be a day that is not a Business Day, the applicable Interest Reset Date will follow the Following Business Day Convention. However, if the next succeeding Business Day falls in the next succeeding calendar month, then the Interest Reset Date will be the immediately preceding Business Day (the “Modified Following Business Day Convention”). A pricing supplement may also specify a date (an “Interest Rate Reset Cutoff Date”) prior to an Interest Reset Date on which the interest rate for a floating rate note will no longer be subject to adjustment. Beginning on the Interest Rate Reset Cutoff Date, the interest rate applicable to such floating rate note will be the rate in effect on the Interest Rate Reset Cutoff Date.
Maximum and Minimum Interest Rates. A floating rate note may also have either or both of the following:

•	a maximum numerical limitation, or ceiling, on the rate at which interest may accrue during any interest period (a “Maximum Interest Rate”); and
•	a minimum numerical limitation, or floor, on the rate at which interest may accrue during any period (a “Minimum Interest Rate”).

The indenture and any debt securities issued under the indenture, including the notes, will be governed by and construed in accordance with the laws of the State of New York. Under present New York law, the maximum rate of interest, with certain exceptions, is 16% per annum on a simple interest basis for securities in which less than $250,000 has been invested and 25% per annum on a simple interest basis for securities in which $250,000 or more has been invested. This limit may not apply to securities in which $2,500,000 or more has been invested. While we believe that New York law would be given effect by a state or federal court sitting outside of New York, state laws frequently regulate the amount of interest that may be charged to and paid by a borrower, including, in some cases, corporate borrowers.
Interest Payments. Each applicable pricing supplement will specify the dates on which interest will be payable. Each floating rate note will bear interest from the date of issue at the rates specified in the applicable note and your applicable pricing supplement until the principal of the note is paid or otherwise made available for payment. Except as provided below or in your applicable pricing supplement, the interest payment dates with respect to floating rate notes will be, in the case of floating rate notes which reset:

• daily, weekly or monthly—the Fifteenth day of each month;
• quarterly—the Fifteenth day of each of four months of each year as specified in your pricing supplement;
• semiannually—the Fifteenth day of each of the two months of each year specified in your pricing supplement;
• annually—the Fifteenth day of the month of each year specified in your pricing supplement; and
• at Maturity

If any interest payment date for any floating rate note, other than an interest payment date at Maturity, would otherwise be a day that is not a Business Day, the applicable interest payment date will follow the Following Business Day Convention. However, unless specified in your pricing supplement, if the next succeeding Business Day falls in the next succeeding calendar month, the applicable interest payment date will follow the Modified Following Business Day Convention. If the Maturity of a floating rate note falls on a day that is not a Business Day, the payment of principal, premium, if any, and interest will be made on the next succeeding Business Day, and no interest on such payment will accrue for the period from and after the Maturity to the date of that payment on the next succeeding Business Day.

Unless specified otherwise in your pricing supplement, all percentages resulting from any calculation on floating rate notes will be rounded to the nearest one hundred-thousandth of a percentage point, with five one-millionths of a percentage point rounded upwards. For example, 9.876545%, or 0.09876545, would be rounded to 9.87655%, or 0.0987655. All dollar amounts used in or resulting from any calculation on floating rate notes will be rounded to the nearest cent or, in the case of a foreign currency, to the nearest unit (with one-half cent or unit being rounded upward).

With respect to each floating rate note, accrued interest is calculated by multiplying its principal amount by an accrued interest factor. Unless otherwise specified in your pricing supplement, the accrued interest factor is computed by adding the interest factor calculated for each day in the period for which accrued interest is being calculated. Unless otherwise specified in your pricing supplement, the interest factor for each day will be computed by dividing the interest rate applicable to each day by 360.

Interest Determination Dates. Unless otherwise specified in your pricing supplement, the interest rate applicable to each interest reset period commencing on the Interest Reset Date with respect to that interest reset period will be the second U.S. Government Securities Business Day preceding the related Interest Reset Date (the “Interest Determination Date”).

Calculation Date. Unless otherwise provided in your pricing supplement, U.S. Bank National Association will be the calculation agent with respect to the floating rate notes. The calculation agent will notify us of each determination of the interest rate applicable to any floating rate note promptly after the determination is made. The calculation agent will, upon the request of the holder of any floating rate note, provide the interest rate then in effect and, if determined and notified to the calculation agent, the interest rate that will become effective as a result of a determination made for the next succeeding Interest Reset Date with respect to that floating rate note. Unless otherwise specified in your pricing supplement, the calculation date, if applicable, pertaining to any Interest Determination Date will be the earlier of:

•	the tenth calendar day after the applicable Interest Determination Date, or, if the tenth calendar day is not a Business Day, the next succeeding Business Day; or
•	the Business Day preceding the applicable interest payment date or Maturity, as the case may be.

Interest Rate Basis. Each Interest Rate Basis shall be the rate determined in accordance with the applicable provisions below. Except as set forth above or in your pricing supplement, the interest rate in effect on each day will be:

•	if the day is an Interest Reset Date, the interest rate determined as of the Interest Determination Date immediately preceding the applicable Interest Reset Date; or
•	if the day is not an Interest Reset Date, the interest rate determined as of the Interest Determination Date immediately preceding the most recent Interest Reset Date, provided, however, that the interest rate in effect for the period from the date of issue to, but excluding, the first Interest Reset Date will be the initial interest rate.

Compounded SOFR. Compounded SOFR notes will bear interest at the rates, calculated with reference to Compounded SOFR and the Spread and/or Spread Multiplier, if any, specified in the Compounded SOFR notes and in your pricing supplement.
Unless specified otherwise in your pricing supplement, the amount of interest accrued and payable on the Compounded SOFR notes for each interest period will be equal to the product of (i) the outstanding principal amount of the Compounded SOFR notes multiplied by (ii) the product of (a) the interest rate (Compounded SOFR plus the Spread) for the relevant interest period multiplied by (b) the quotient of the actual number of calendar days in such interest period divided by 360. In no event will the interest on Compounded SOFR notes be less than zero.

Unless specified otherwise in the applicable pricing supplement, “Compounded SOFR” means, with respect to any interest period, the rate computed in accordance with the following formula:

where:

“SOFR IndexStart” is the SOFR Index value for the day which is two U.S. Government Securities Business Days preceding the first date of the relevant interest period;

“SOFR IndexEnd” is the SOFR Index value for the day which is two U.S. Government Securities Business Days preceding the latter interest payment date relating to such interest period; and

“dc” is the actual number of calendar days in such Observation Period.

For purposes of determining Compounded SOFR, “SOFR Index” means, with respect to any U.S. Government Securities Business Day:

(1) the SOFR Index value as published for such U.S. Government Securities Business Day by the New York Federal Reserve as such index appears on the New York Federal Reserve’s Website at 3:00 P.M., New York City time, on such U.S. Government Securities Business Day (the “SOFR Index Determination Time”); provided that:

(2) if a SOFR Index value does not so appear as specified in (1) above at the SOFR Index Determination Time, then:
i. if a Benchmark Transition Event and its related Benchmark Replacement Date have not occurred with respect to SOFR, then Compounded SOFR shall be the rate determined pursuant to the “SOFR Index Unavailable” provisions described below; or

ii. if a Benchmark Transition Event and its related Benchmark Replacement Date have occurred with respect to SOFR, then Compounded SOFR shall be the rate determined pursuant to the “Effect of a Benchmark Transition Event” provisions described below.

SOFR Index Unavailable

If a SOFR IndexStart or SOFR IndexEnd is not published on the associated Interest Determination Date and a Benchmark Transition Event and its related Benchmark Replacement Date have not occurred with respect to SOFR, “Compounded SOFR” means, for the applicable interest period for which such index is not available, the rate of return on a daily compounded interest investment calculated in accordance with the formula for SOFR Averages, and definitions required for such formula, published on the New York Federal Reserve’s Website at https://www.newyorkfed.org/markets/treasury-repo-reference-rates-information. For the purposes of this provision, references in the SOFR Averages compounding formula and related definitions to “calculation period” shall be replaced with “Observation Period” and the words “that is, 30-, 90-, or 180- calendar days” shall be removed. If the daily Secured Overnight Financing Rate (“SOFRi”) does not so appear for any day, “i” in the Observation Period, SOFRi for such day “i” shall be SOFR published in respect of the first preceding U.S. Government Securities Business Day for which SOFR was published on the New York Federal Reserve’s Website.

Effect of a Benchmark Transition Event:

If we or our designee determines on or prior to the relevant Reference Time that a Benchmark Transition Event and its related Benchmark Replacement Date have occurred with respect to the then-current Benchmark, the Benchmark Replacement will replace the then current Benchmark for all purposes relating to the Compounded SOFR notes in respect of all determinations on such date and for all determinations on all subsequent dates.
In connection with the implementation of a Benchmark Replacement, we or our designee will have the right to make Benchmark Replacement Conforming Changes from time to time.

Any determination, decision or election that may be made by us or our designee pursuant to this section, including a determination with respect to a tenor, rate or adjustment or of the occurrence or non-occurrence of an event, circumstance or date and any decision to take or refrain from taking any action or any selection:

(1) will be conclusive and binding absent manifest error;

(2) will be made in our or our designee’s sole discretion; and

(3) notwithstanding anything to the contrary in the documentation relating to the Compounded SOFR notes, shall become effective without consent from the holders of the Compounded SOFR notes or any other party.

“Benchmark” means, initially, Compounded SOFR, as such term is defined above; provided that if we or our designee determines on or prior to the Reference Time that a Benchmark Transition Event and its related Benchmark Replacement Date have occurred with respect to Compounded SOFR (or the published SOFR Index used in the calculation thereof) or the then-current Benchmark, then “Benchmark” means the applicable Benchmark Replacement.

“Benchmark Replacement” means the first alternative set forth in the order below that can be determined by us or our designee as of the Benchmark Replacement Date.

(1) the sum of: (a) the alternate rate of interest that has been selected or recommended by the Relevant Governmental Body as the replacement for the then-current Benchmark and (b) the Benchmark Replacement Adjustment;

(2) the sum of: (a) the ISDA Fallback Rate and (b) the Benchmark Replacement Adjustment; or

(3) the sum of: (a) the alternate rate of interest that has been selected by us or our designee as the replacement for the then-current Benchmark giving due consideration to any industry-accepted rate of interest as a replacement for the then-current Benchmark for U.S. dollar-denominated floating rate notes at such time and (b) the Benchmark Replacement Adjustment.

“Benchmark Replacement Adjustment” means the first alternative set forth in the order below that can be determined by us or our designee as of the Benchmark Replacement Date:

(1) the spread adjustment (which may be a positive or negative value or zero), or method for calculating or determining such spread adjustment, that has been selected or recommended by the Relevant Governmental Body for the applicable Unadjusted Benchmark Replacement;

(2) if the applicable Unadjusted Benchmark Replacement is equivalent to the ISDA Fallback Rate, the ISDA Fallback Adjustment; or

(3) the spread adjustment (which may be a positive or negative value or zero) that has been selected by us or our designee giving due consideration to any industry-accepted spread adjustment, or method for calculating or determining such spread adjustment, for the replacement of the then-current Benchmark with the applicable Unadjusted Benchmark Replacement for U.S. dollar-denominated floating rate notes at such time.

“Benchmark Replacement Conforming Changes” means, with respect to any Benchmark Replacement, any technical, administrative or operational changes (including changes to the definition of the interest period, timing and frequency of determining rates and making payments of interest, rounding of amounts or tenors, and other technical administrative or operational matters) that we or our designee decide may be appropriate to reflect the adoption of such Benchmark Replacement in a manner substantially consistent with market practice (or, if we or our designee decide that adoption of any portion of such market practice is not administratively feasible or if we or our designee determine that no market practice for use of the Benchmark Replacement exists, in such other manner as we or our designee determine is reasonably necessary).

“Benchmark Replacement Date” means the earliest to occur of the following events with respect to the then-current Benchmark (including any daily published component used in the calculation thereof):
(1) in the case of clause (1) or (2) of the definition of “Benchmark Transition Event,” the later of (a) the date of the public statement or publication of information referenced therein and (b) the date on which the administrator of the Benchmark permanently or indefinitely ceases to provide the Benchmark (or such component); or
(2) in the case of clause (3) of the definition of “Benchmark Transition Event,” the date of the public statement or publication of information referenced therein.

For the avoidance of doubt, if the event that gives rise to the Benchmark Replacement Date occurs on the same day as, but earlier than, the Reference Time in respect of any determination, the Benchmark Replacement Date will be deemed to have occurred prior to the Reference Time for such determination.

For the avoidance of doubt, for purposes of the definitions of Benchmark Replacement Date and Benchmark Transition Event, references to Benchmark also include any reference rate underlying such Benchmark.

“Benchmark Transition Event” means the occurrence of one or more of the following events with respect to the then-current Benchmark (including the daily published component used in the calculation thereof):

(1) a public statement or publication of information by or on behalf of the administrator of the Benchmark (or such component) announcing that such administrator has ceased or will cease to provide the Benchmark (or such component), permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark (or such component);

(2) a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark (or such component), the central bank for the currency of the Benchmark (or such component), an insolvency official with jurisdiction over the administrator for the Benchmark (or such component), a resolution authority with jurisdiction over the administrator for the Benchmark (or such component) or a court or an entity with similar insolvency or resolution authority over the administrator for the Benchmark (or such component), which states that the administrator of the Benchmark (or such component) has ceased or will cease to provide the Benchmark (or such component) permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark (or such component); or

(3) a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark announcing that the Benchmark is no longer representative.

“ISDA Definitions” means the 2006 ISDA Definitions published by the International Swaps and Derivatives Association, Inc. (“ISDA”) or any successor thereto, as amended or supplemented from time to time, or any successor definitional booklet for interest rate derivatives published from time to time

“ISDA Fallback Adjustment” means the spread adjustment (which may be a positive or negative value or zero) that would apply for derivatives transactions referencing the ISDA Definitions to be determined upon the occurrence of an index cessation event with respect to the Benchmark for the applicable tenor.

“ISDA Fallback Rate” means the rate that would apply for derivatives transactions referencing the ISDA Definitions to be effective upon the occurrence of an index cessation date with respect to the Benchmark for the applicable tenor excluding the applicable ISDA Fallback Adjustment.

“Observation Period” means the period from and including two U.S. Government Securities Business Days preceding an interest payment date to but excluding two U.S. Government Securities Business Days preceding the next interest payment date, provided that the first Observation Period shall be from and including two U.S. Government Securities Business Days preceding the date of issue to but excluding the two U.S. Government Securities Business Days preceding the first interest payment date.

“Reference Time” with respect to any determination of the Benchmark means (1) if the Benchmark is Compounded SOFR, the SOFR Index Determination Time, and (2) if the Benchmark is not Compounded SOFR, the time determined by us or our designee after giving effect to the Benchmark Replacement Conforming Changes.
“Relevant Governmental Body” means the Federal Reserve Board and/or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York or any successor thereto.

“Unadjusted Benchmark Replacement” means the Benchmark Replacement excluding the Benchmark Replacement Adjustment.

“U.S. Government Securities Business Day” is any day other than a Saturday, Sunday or a day on which the Securities Industry and Financial Markets Association recommends that the fixed income departments of its members be closed for the entire day for purposes of trading in U.S. Government securities.

SOFR. SOFR notes will bear interest at the rates, calculated with reference to SOFR and the Spread and/or Spread Multiplier, if any, specified in the SOFR notes and your pricing supplement. In no event will the interest on SOFR notes be less than zero.

“SOFR” means:

(1)the rate equal to the secured overnight financing rate as administered by the Federal Reserve Bank of New York (or a successor administrator of the secured overnight financing rate) (the “Secured Overnight Financing Rate”) for the applicable Interest Determination Date published as of 5:00 P.M., New York City time, on the U.S. Government Securities Business Day immediately following such Interest Determination Date (the “SOFR Determination Time”); or

(2)if the rate referred to in clause (1) does not appear by the SOFR Determination Time, then:

i.if a Benchmark Transition Event and its related Benchmark Replacement Date have not occurred with respect to the Secured Overnight Financing Rate, then SOFR shall be the Secured Overnight Financing Rate published on the New York Federal Reserve’s website for the first preceding U.S. Government Securities Business Day for which the Secured Overnight Financing Rate was published on the New York Federal Reserve’s website; or

ii.if a Benchmark Transition Event and its related Benchmark Replacement Date have occurred with respect to the Secured Overnight Financing Rate, then SOFR shall be the rate determined pursuant to the “Effect of a Benchmark Transition Event” provisions described below.

Effect of a Benchmark Transition Event:

If we or our designee determines on or prior to the Reference Time that a Benchmark Transition Event and its related Benchmark Replacement Date have occurred in respect of any determination of the Benchmark on any date, the Benchmark Replacement will replace the then current Benchmark for all purposes relating to the SOFR notes in respect of such determination on such date and all determinations on all subsequent dates.

In connection with the implementation of a Benchmark Replacement, we or our designee will have the right to make Benchmark Replacement Conforming Changes from time to time.

Any determination, decision or election that may be made by us or our designee pursuant to this section, including a determination with respect to a tenor, rate or adjustment or of the occurrence or non-occurrence of an event, circumstance or date and any decision to take or refrain from taking any action or any selection:

(1)	will be conclusive and binding absent manifest error;
(2)	will be made in our or our designee’s sole discretion; and
(3)	notwithstanding anything to the contrary in the documentation relating to the SOFR notes, shall become effective without consent from the holders of the SOFR notes or any other party.

“Benchmark” means, initially, the Secured Overnight Financing Rate, as such term is defined above; provided that if we or our designee determines on or prior to the Reference Time that a Benchmark Transition Event and its related Benchmark Replacement Date have occurred with respect to the Secured Overnight Financing Rate or the then-current Benchmark, then “Benchmark” means the applicable Benchmark Replacement.
“Benchmark Replacement” means the first alternative set forth in the order below that can be determined by us or our designee as of the Benchmark Replacement Date.

(1)	sum of: (a) the alternate rate of interest that has been selected or recommended by the Relevant Governmental Body as the replacement for the then-current Benchmark for the applicable Corresponding Tenor and (b) the Benchmark Replacement Adjustment;
(2)	the sum of: (a) the ISDA Fallback Rate and (b) the Benchmark Replacement Adjustment; or
(3)	the sum of: (a) the alternate rate of interest that has been selected by us or our designee as the replacement for the then-current Benchmark giving due consideration to any industry-accepted rate of interest as a replacement for the then-current Benchmark for U.S. dollar-denominated floating rate notes at such time and (b) the Benchmark Replacement Adjustment.
“Benchmark Replacement Adjustment” means the first alternative set forth in the order below that can be determined by us or our designee as of the Benchmark Replacement Date:

(1)	the spread adjustment (which may be a positive or negative value or zero), or method for calculating or determining such spread adjustment, that has been selected or recommended by the Relevant Governmental Body for the applicable Unadjusted Benchmark Replacement;
(2)	if the applicable Unadjusted Benchmark Replacement is equivalent to the ISDA Fallback Rate, the ISDA Fallback Adjustment; or
(3)	the spread adjustment (which may be a positive or negative value or zero) that has been selected by us or our designee giving due consideration to any industry-accepted spread adjustment, or method for calculating or determining such spread adjustment, for the replacement of the then-current Benchmark with the applicable Unadjusted Benchmark Replacement for U.S. dollar-denominated floating rate notes at such time

“Benchmark Replacement Conforming Changes” means, with respect to any Benchmark Replacement, any technical, administrative or operational changes (including changes to the definition of the interest payment calculation period, timing and frequency of determining rates and making payments of interest, rounding of amounts or tenors, and other technical, administrative or operational matters) that we or our designee decide may be appropriate to reflect the adoption of such Benchmark Replacement in a manner substantially consistent with market practice (or, if we or our designee decide that adoption of any portion of such market practice is not administratively feasible or if we or our designee determine that no market practice for use of the Benchmark Replacement exists, in such other manner as we or our designee determine is reasonably necessary).

“Benchmark Replacement Date” means the earliest to occur of the following events with respect to the then-current Benchmark:

(1) in the case of clause (1) or (2) of the definition of “Benchmark Transition Event,” the later of (a) the date of the public statement or publication of information referenced therein and (b) the date on which the administrator of the Benchmark permanently or indefinitely ceases to provide the Benchmark; or

(2) in the case of clause (3) of the definition of “Benchmark Transition Event,” the date of the public statement or publication of information referenced therein.

For the avoidance of doubt, if the event that gives rise to the Benchmark Replacement Date occurs on the same day as, but earlier than, the Reference Time in respect of any determination, the Benchmark Replacement Date will be deemed to have occurred prior to the Reference Time for such determination.
“Benchmark Transition Event” means the occurrence of one or more of the following events with respect to the then-current Benchmark:

(1)	a public statement or publication of information by or on behalf of the administrator of the Benchmark announcing that such administrator has ceased or will cease to provide the Benchmark, permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark;
(2)	a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark, the central bank for the currency of the Benchmark, an insolvency official with jurisdiction over the administrator for the Benchmark, a resolution authority with jurisdiction over the administrator for the Benchmark or a court or an entity with similar insolvency or resolution authority over the administrator for the Benchmark, which states that the administrator of the Benchmark has ceased or will cease to provide the Benchmark permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark; or
(3)	a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark announcing that the Benchmark is no longer representative.

“Corresponding Tenor” with respect to a Benchmark Replacement means a tenor (including overnight) having approximately the same length (disregarding business day adjustment) as the applicable tenor for the then-current Benchmark.

“ISDA Definitions” means the 2006 ISDA Definitions published by the International Swaps and Derivatives Association, Inc. or any successor thereto, as amended or supplemented from time to time, or any successor definitional booklet for interest rate derivatives published from time to time

“ISDA Fallback Adjustment” means the spread adjustment (which may be a positive or negative value or zero) that would apply for derivatives transactions referencing the ISDA Definitions to be determined upon the occurrence of an index cessation event with respect to the Benchmark for the applicable tenor.

“ISDA Fallback Rate” means the rate that would apply for derivatives transactions referencing the ISDA Definitions to be effective upon the occurrence of an index cessation date with respect to the Benchmark for the applicable tenor excluding the applicable ISDA Fallback Adjustment.

“Reference Time” with respect to any determination of the Benchmark means (1) if the Benchmark is the Secured Overnight Financing Rate, the SOFR Determination Time, and (2) if the Benchmark is not the Secured Overnight Financing Rate, the time determined by us or our designee after giving effect to the Benchmark Replacement Conforming Changes.

“Relevant Governmental Body” means the Federal Reserve Board and/or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York or any successor thereto.

“Unadjusted Benchmark Replacement” means the Benchmark Replacement excluding the Benchmark Replacement Adjustment.

“U.S. Government Securities Business Day” is any day other than a Saturday, Sunday or a day on which the Securities Industry and Financial Markets Association recommends that the fixed income departments of its members be closed for the entire day for purposes of trading in U.S. Government securities.

Term SOFR. Term SOFR notes will bear interest at the rates, calculated with reference to Term SOFR and the Spread and/or Spread Multiplier, if any, specified in the Term SOFR notes and in your pricing supplement.
Unless specified otherwise in the applicable pricing supplement, “Term SOFR” means, with respect to any interest period:
a.the Term SOFR Reference Rate for a tenor comparable to the applicable Interest Period on the day (such day, the “Periodic Term SOFR Determination Day”) that is two (2) U.S. Government Securities Business Days prior to the first day of such Interest Period, as such rate is published by the Term SOFR Administrator; or

b.if as of 5:00 p.m. (New York City time) on any Periodic Term SOFR Determination Day the Term SOFR Reference Rate for the applicable tenor has not been published by the Term SOFR Administrator and a Benchmark Replacement Date with respect to the Term SOFR Reference Rate has not occurred, then Term SOFR will be the Term SOFR Reference Rate for such tenor as published by the Term SOFR Administrator on the first preceding U.S. Government Securities Business Day for which such Term SOFR Reference Rate for such tenor was published by the Term SOFR
Administrator so long as such first preceding U.S. Government Securities Business Day is not more than three (3) U.S. Government Securities Business Days prior to such Periodic Term SOFR Determination Day.

For purposes of the foregoing relating to the determination of Term SOFR:

“Term SOFR Reference Rate” means the forward-looking term rate based on the Secured Overnight Financing Rate published by the Term SOFR Administrator..

“Interest Period” means the period of time from an Interest Reset Date to, but not including, the next following Interest Reset Date.

“Periodic Term SOFR Determination Day” has the meaning specified in the definition of “Term SOFR”.

“Term SOFR Administrator” means CME Group Benchmark Administration Limited (CBA) (or a successor administrator of the Term SOFR Reference Rate).

Other capitalized terms used in the foregoing provisions relating to the determination of Term SOFR have the meanings described under “Effect of a Benchmark Transition Event.”

Effect of a Benchmark Transition Event:

If we or our designee determines on or prior to the Reference Time that a Benchmark Transition Event and its related Benchmark Replacement Date have occurred in respect of any determination of the Benchmark on any date, the Benchmark Replacement will replace the then current Benchmark for all purposes relating to the Term SOFR notes in respect of such determination on such date and all determinations on all subsequent dates.

In connection with the implementation of a Benchmark Replacement, we or our designee will have the right to make Benchmark Replacement Conforming Changes from time to time.

Any determination, decision or election that may be made by us or our designee pursuant to this section, including a determination with respect to a tenor, rate or adjustment or of the occurrence or non-occurrence of an event, circumstance or date and any decision to take or refrain from taking any action or any selection:

(1)	will be conclusive and binding absent manifest error;
(2)	will be made in our or our designee’s sole discretion; and
(3)	notwithstanding anything to the contrary in the documentation relating to the Term SOFR notes, shall become effective without consent from the holders of the Term SOFR notes or any other party.

“Benchmark” means, initially, Term SOFR, as such term is defined above; provided that if we or our designee determines on or prior to the Reference Time that a Benchmark Transition Event and its related Benchmark Replacement Date have occurred with respect to the Term SOFR rate or the then-current Benchmark, then “Benchmark” means the applicable Benchmark Replacement.

“Benchmark Replacement” means the first alternative set forth in the order below that can be determined by us or our designee as of the Benchmark Replacement Date.

(1)	sum of: (a) the alternate rate of interest that has been selected or recommended by the Relevant Governmental Body as the replacement for the then-current Benchmark for the applicable Corresponding Tenor and (b) the Benchmark Replacement Adjustment;
(2)	the sum of: (a) the ISDA Fallback Rate and (b) the Benchmark Replacement Adjustment; or
(3)	the sum of: (a) the alternate rate of interest that has been selected by us or our designee as the replacement for the then-current Benchmark giving due consideration to any industry-accepted rate of interest as a replacement for the then-current Benchmark for U.S. dollar-denominated floating rate notes at such time and (b) the Benchmark Replacement Adjustment.
“Benchmark Replacement Adjustment” means the first alternative set forth in the order below that can be determined by us or our designee as of the Benchmark Replacement Date:

(1)	the spread adjustment (which may be a positive or negative value or zero), or method for calculating or determining such spread adjustment, that has been selected or recommended by the Relevant Governmental Body for the applicable Unadjusted Benchmark Replacement;
(2)	if the applicable Unadjusted Benchmark Replacement is equivalent to the ISDA Fallback Rate, the ISDA Fallback Adjustment; or
(3)	the spread adjustment (which may be a positive or negative value or zero) that has been selected by us or our designee giving due consideration to any industry-accepted spread adjustment, or method for calculating or determining such spread adjustment, for the replacement of the then-current Benchmark with the applicable Unadjusted Benchmark Replacement for U.S. dollar-denominated floating rate notes at such time

“Benchmark Replacement Conforming Changes” means, with respect to any Benchmark Replacement, any technical, administrative or operational changes (including changes to the definition of the interest payment calculation period, timing and frequency of determining rates and making payments of interest, rounding of amounts or tenors, and other technical, administrative or operational matters) that we or our designee decide may be appropriate to reflect the adoption of such Benchmark Replacement in a manner substantially consistent with market practice (or, if we or our designee decide that adoption of any portion of such market practice is not administratively feasible or if we or our designee determine that no market practice for use of the Benchmark Replacement exists, in such other manner as we or our designee determine is reasonably necessary).

“Benchmark Replacement Date” means the earliest to occur of the following events with respect to the then-current Benchmark:

(1) in the case of clause (1) or (2) of the definition of “Benchmark Transition Event,” the later of (a) the date of the public statement or publication of information referenced therein and (b) the date on which the administrator of the Benchmark permanently or indefinitely ceases to provide the Benchmark; or

(2) in the case of clause (3) of the definition of “Benchmark Transition Event,” the date of the public statement or publication of information referenced therein.

For the avoidance of doubt, if the event that gives rise to the Benchmark Replacement Date occurs on the same day as, but earlier than, the Reference Time in respect of any determination, the Benchmark Replacement Date will be deemed to have occurred prior to the Reference Time for such determination.

“Benchmark Transition Event” means the occurrence of one or more of the following events with respect to the then-current Benchmark:

(1) (2)	we, the calculation agent or our designee, after consulting with us, determines that the use of a forward-looking rate for the tenor specified in your pricing supplement based on SOFR is not administratively feasible;
a public statement or publication of information by or on behalf of the administrator of the Benchmark announcing that such administrator has ceased or will cease to provide the Benchmark, permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark;
(3)	a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark, the central bank for the currency of the Benchmark, an insolvency official with jurisdiction over the administrator for the Benchmark, a resolution authority with jurisdiction over the administrator for the Benchmark or a court or an entity with similar insolvency or resolution authority over the administrator for the Benchmark, which states that the administrator of the Benchmark has ceased or will cease to provide the Benchmark permanently or indefinitely, provided that, at the time of such statement or publication, there is no successor administrator that will continue to provide the Benchmark; or
(4)	a public statement or publication of information by the regulatory supervisor for the administrator of the Benchmark announcing that the Benchmark is no longer representative.

“Corresponding Tenor” with respect to a Benchmark Replacement means a tenor (including overnight) having approximately the same length (disregarding business day adjustment) as the applicable tenor for the then-current Benchmark.
“ISDA Definitions” means the 2006 ISDA Definitions published by the International Swaps and Derivatives Association, Inc. or any successor thereto, as amended or supplemented from time to time, or any successor definitional booklet for interest rate derivatives published from time to time

“ISDA Fallback Adjustment” means the spread adjustment (which may be a positive or negative value or zero) that would apply for derivatives transactions referencing the ISDA Definitions to be determined upon the occurrence of an index cessation event with respect to the Benchmark for the applicable tenor.

“ISDA Fallback Rate” means the rate that would apply for derivatives transactions referencing the ISDA Definitions to be effective upon the occurrence of an index cessation date with respect to the Benchmark for the applicable tenor excluding the applicable ISDA Fallback Adjustment.

“Reference Time” with respect to any determination of the Benchmark means (1) if the Benchmark is Term SOFR, the Periodic Term SOFR Determination Day, and (2) if the Benchmark is not Term SOFR, the time determined by us or our designee after giving effect to the Benchmark Replacement Conforming Changes.

“Relevant Governmental Body” means the Federal Reserve Board and/or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York or any successor thereto.

“Unadjusted Benchmark Replacement” means the Benchmark Replacement excluding the Benchmark Replacement Adjustment.

“U.S. Government Securities Business Day” is any day other than a Saturday, Sunday or a day on which the Securities Industry and Financial Markets Association recommends that the fixed income departments of its members be closed for the entire day for purposes of trading in U.S. Government securities

Business Day Convention

Except as otherwise specified as to floating rate notes above, the Business Day convention that will apply to your notes is the “Following Business Day Convention.” The “Following Business Day Convention” means, for any interest payment date or interest reset date, other than the Maturity, if such date would otherwise fall on a day that is not a business day, then such date will be postponed to the next day that is a Business Day.

“Business Day” means any day, other than a Saturday or Sunday, that is neither a legal holiday nor a day on which banking institutions are authorized or required by law or regulation to close in The City of New York.

Payment of Principal and Interest

Principal of and interest on beneficial interests in the notes will be made in accordance with the arrangements then in place between the paying agent and The Depository Trust Company (referred to as “DTC”) and its participants as described under “Registration and Settlement—The Depository Trust Company.” Payments in respect of any notes in certificated form will be made as described under “Registration and Settlement—Registration, Transfer and Payment of Certificated Notes.”

Interest on each note will be payable either monthly, quarterly, semi-annually or annually on each interest payment date and at the note’s stated Maturity or on the date of redemption or repayment if a note is redeemed or repaid prior to Maturity. Interest is payable to the person in whose name a note is registered at the close of business on the regular record date before each interest payment date. Interest due at a note’s stated maturity or on a date of redemption or repayment will be payable to the person to whom principal is payable.

We will pay any administrative costs imposed by banks in connection with making payments in immediately available funds, but any tax, assessment or governmental charge imposed upon any payments on a note, including, without limitation, any withholding tax, is the responsibility of the holders of beneficial interests in the note in respect of which such payments are made.
Record Dates for Interest Payments

The regular record date for any interest payment date will be the first day of the calendar month in which the interest payment date occurs, except that the regular record date for interest due on the note’s stated maturity date or date of earlier redemption or repayment will be that particular date. For the purpose of determining the holder at the close of business on a regular record date when business is not being conducted, the close of business will mean 5:00 P.M., New York City time, on that day.

Interest on a note will be payable beginning on the first interest payment date after its date of original issuance to holders of record on the corresponding regular record date.

Redemption and Repayment

Unless we otherwise provide in your pricing supplement, a note will not be redeemable or repayable prior to its stated maturity date.

If the pricing supplement states that the note will be redeemable at our option prior to its stated maturity date, then on such date or dates specified in the pricing supplement, we may redeem those notes at our option either in whole or from time to time in part, upon not less than five nor more than 60 days’ written notice to the holder of those notes.

If the pricing supplement states that your note will be repayable at your option prior to its stated maturity date, we will require receipt of notice of the request for repayment at least 30 but not more than 60 days prior to the date or dates specified in the pricing supplement. We also must receive the completed form entitled “Option to Elect Repayment.” Exercise of the repayment option by the holder of a note is irrevocable.

Since the notes will be represented by a global note, DTC or its nominee will be treated as the holder of the notes; therefore DTC or its nominee will be the only entity that receives notices of redemption of notes from us, in the case of our redemption of notes, and will be the only entity that can exercise the right to repayment of notes, in the case of optional repayment. See “Registration and Settlement.”

To ensure that DTC or its nominee will timely exercise a right to repayment with respect to a particular beneficial interest in a note, the beneficial owner of the interest in that note must instruct the broker or other direct or indirect participant through which it holds the beneficial interest to notify DTC or its nominee of its desire to exercise a right to repayment. Because different firms have different cut-off times for accepting instructions from their customers, each beneficial owner should consult the broker or other direct or indirect participant through which it holds an interest in a note to determine the cut-off time by which the instruction must be given for timely notice to be delivered to DTC or its nominee. Conveyance of notices and other communications by DTC or its nominee to participants, by participants to indirect participants and by participants and indirect participants to beneficial owners of the notes will be governed by agreements among them and any applicable statutory or regulatory requirements.

The redemption of a note normally will occur on a specified interest payment date and any business day thereafter following receipt of a valid notice. The repayment of a note normally will occur on the interest payment date or dates following receipt of a valid notice. Unless otherwise specified in the pricing supplement, the redemption or repayment price will equal 100% of the principal amount of the note plus unpaid interest accrued to the date or dates of redemption or repayment.

We may at any time purchase notes at any price or prices in the open market or otherwise. We may also purchase notes otherwise tendered for repayment by a holder or tendered by a holder’s duly authorized representative through exercise of the Survivor’s Option described below. If we purchase the notes in this manner, we have the discretion to either hold, resell or surrender the notes to the trustee for cancellation.

Survivor’s Option

The “Survivor’s Option” is a provision in a note pursuant to which we agree to repay that note, if requested by the authorized representative of the beneficial owner of that note, following the death of the beneficial owner of the note, so long as the note was owned by that beneficial owner or the estate of that beneficial owner at least six months prior to the request. The pricing supplement relating to each offering of notes will state whether the Survivor’s Option applies to those notes.
If a note is entitled to a Survivor’s Option, upon the valid exercise of the Survivor’s Option and the proper tender of that note for repayment, we will, at our option, repay or repurchase that note, in whole or in part, at a price equal to 100% of the principal amount of the deceased beneficial owner’s interest in that note plus unpaid interest accrued to the date of repayment.

To be valid, the Survivor’s Option must be exercised by or on behalf of the person who has authority to act on behalf of the deceased beneficial owner of the note (including, without limitation, the personal representative or executor of the deceased beneficial owner or the surviving joint owner with the deceased beneficial owner) under the laws of the applicable jurisdiction.

The death of a person holding a beneficial ownership interest in a note as a joint tenant or tenant by the entirety with another person, or as a tenant in common with the deceased holder’s spouse, will be deemed the death of a beneficial owner of that note, and the entire principal amount of the note so held will be subject to repayment by us upon request. However, the death of a person holding a beneficial ownership interest in a note as tenant in common with a person other than such deceased holder’s spouse will be deemed the death of a beneficial owner only with respect to such deceased person’s interest in the note.

The death of a person who, during his or her lifetime, was entitled to substantially all of the beneficial ownership interests in a note will be deemed the death of the beneficial owner of that note for purposes of the Survivor’s Option, regardless of whether that beneficial owner was the registered holder of that note, if entitlement to those interests can be established to the satisfaction of the trustee. A beneficial ownership interest will be deemed to exist in typical cases of nominee ownership, ownership under the Uniform Transfers to Minors Act or Uniform Gifts to Minors Act, community property or other joint ownership arrangements between a husband and wife. In addition, a beneficial ownership interest will be deemed to exist in custodial and trust arrangements where one person has all of the beneficial ownership interests in the applicable note during his or her lifetime.

We have the discretionary right to limit the aggregate principal amount of notes as to which exercises of the Survivor’s Option shall be accepted by us from authorized representatives of all deceased beneficial owners in any calendar year to an amount equal to the greater of $2,000,000 or 2% of the principal amount of all notes outstanding as of the end of the most recent calendar year. We also have the discretionary right to limit to $250,000 in any calendar year the aggregate principal amount of notes as to which exercises of the Survivor’s Option shall be accepted by us from the authorized representative of any individual deceased beneficial owner of notes in such calendar year. In addition, we will not permit the exercise of the Survivor’s Option except in principal amounts of $1,000 and multiples of $1,000.

An otherwise valid election to exercise the Survivor’s Option may not be withdrawn. Each election to exercise the Survivor’s Option will be accepted in the order that elections are received by the trustee, except for any note the acceptance of which would contravene any of the limitations described in the preceding paragraph. Notes accepted for repayment through the exercise of the Survivor’s Option normally will be repaid on the first interest payment date that occurs 20 or more calendar days after the date of the acceptance. For example, if the acceptance date of a note tendered through a valid exercise of the Survivor’s Option is September 1, 2017, and interest on that note is paid monthly, we would normally, at our option, repay that note on the interest payment date occurring on October 15, 2017, because the September 15, 2017 interest payment date would occur less than 20 days from the date of acceptance. Each tendered note that is not accepted in any calendar year due to the application of any of the limitations described in the preceding paragraph will be deemed to be tendered in the following calendar year in the order in which all such notes were originally tendered. If a note tendered through a valid exercise of the Survivor’s Option is not accepted, the trustee will deliver a notice by first-class mail to the registered holder, at that holder’s last known address as indicated in the note register, that states the reason that note has not been accepted for repayment.

With respect to notes represented by a global note, DTC or its nominee is treated as the holder of the notes and will be the only entity that can exercise the Survivor’s Option for such notes. To obtain repayment pursuant to exercise of the Survivor’s Option for a note, the deceased beneficial owner’s authorized representative must provide the following items to the broker or other entity through which the beneficial interest in the note is held by the deceased beneficial owner:

•a written instruction to such broker or other entity to notify DTC of the authorized representative’s desire to obtain repayment pursuant to exercise of the Survivor’s Option;
•appropriate evidence satisfactory to the trustee (a) that the deceased was the beneficial owner of the note at the time of death and his or her interest in the note was owned by the deceased beneficial owner or his or her estate at least six months prior to the request for repayment, (b) that the death of the beneficial owner has occurred, (c) of the date of death of the beneficial owner, and (d) that the representative has authority to act on behalf of the beneficial owner;
•if the interest in the note is held by a nominee of the deceased beneficial owner, a certificate satisfactory to the trustee from the nominee attesting to the deceased’s beneficial ownership of such note;
•written request for repayment signed by the authorized representative of the deceased beneficial owner with the signature guaranteed by a member firm of a registered national securities exchange or of the Financial Industry Regulatory Authority, Inc. or a commercial bank or trust company having an office or correspondent in the United States;
•if applicable, a properly executed assignment or endorsement;
•tax waivers and any other instruments or documents that the trustee reasonably requires in order to establish the validity of the beneficial ownership of the note and the claimant’s entitlement to payment; and
•any additional information the trustee reasonably requires to evidence satisfaction of any conditions to the exercise of the Survivor’s Option or to document beneficial ownership or authority to make the election and to cause the repayment of the note.

In turn, the broker or other entity will deliver each of these items to the trustee, together with evidence satisfactory to the trustee from the broker or other entity stating that it represents the deceased beneficial owner.

The death of a person owning a note in joint tenancy or tenancy by the entirety with another or others shall be deemed the death of the holder of the note, and the entire principal amount of the note so held shall be subject to repayment, together with interest accrued thereon to the repayment date. The death of a person owning a note by tenancy in common shall be deemed the death of a holder of a note only with respect to the deceased holder’s interest in the note so held by tenancy in common; except that in the event a note is held by husband and wife as tenants in common, the death of either shall be deemed the death of the holder of the note, and the entire principal amount of the note so held shall be subject to repayment. The death of a person who, during his or her lifetime, was entitled to substantially all of the beneficial interests of ownership of a note, shall be deemed the death of the holder thereof for purposes of this provision, regardless of the registered holder, if such beneficial interest can be established to the satisfaction of the trustee and us. Such beneficial interest shall be deemed to exist in typical cases of nominee ownership, ownership under the Uniform Gifts to Minors Act, the Uniform Transfers to Minors Act, community property or other joint ownership arrangements between a husband and wife and trust arrangements where one person has substantially all of the beneficial ownership interest in the note during his or her lifetime.

We retain the right to limit the aggregate principal amount of notes as to which exercises of the Survivor’s Option applicable to the notes will be accepted in any one calendar year as described above. All other questions regarding the eligibility or validity of any exercise of the Survivor’s Option will be determined by the trustee, in its sole discretion, which determination will be final and binding on all parties.

The broker or other entity will be responsible for disbursing payments received from the trustee to the authorized representative. See “Registration and Settlement.”

Forms for the exercise of the Survivor’s Option may be obtained from the Trustee at 100 Wall Street, Suite 600, New York, NY 10005, Attention: General Counsel.

If applicable, we will comply with the requirements of Section 14(e) of the Exchange Act, and the rules promulgated thereunder, and any other securities laws or regulations in connection with any repayment of notes at the option of the registered holders or beneficial owners thereof.

SOFR Composition and Characteristics Differ from LIBOR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The composition and characteristics of the Secured Overnight Financing Rate (“SOFR”) are not the same as the London Inter-Bank Offered Rate (“LIBOR”).

On June 22, 2017, the Alternative Reference Rates Committee (the “ARRC”) convened by the Federal Reserve and the Federal Reserve Bank of New York identified SOFR as the rate that, in the consensus view of the ARRC, represented best practice for use in certain new U.S. dollar derivatives and other financial contracts. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities, and has been published by the Federal Reserve Bank of New York since April 2018. The Federal Reserve Bank of New York has also been publishing historical indicative Secured Overnight Financing Rates from 2014. Investors should not rely on any historical changes or trends in SOFR as an indicator of future changes in SOFR.
The composition and characteristics of SOFR are not the same as those of LIBOR, and SOFR is fundamentally different from LIBOR for two key reasons. First, SOFR is a secured rate, while LIBOR is an unsecured rate. Second, SOFR is an overnight rate, while LIBOR is a forward-looking rate that represents interbank funding over different maturities (e.g., three months). As a result, there can be no assurance that SOFR (including Compounded SOFR and Term SOFR) will perform in the same way as LIBOR would have at any time, including, without limitation, as a result of changes in interest and yield rates in the market, market volatility or global or regional economic, financial, political, regulatory, judicial or other events.
Floating rate risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Floating rate notes have risks that conventional fixed rate notes do not.

Because the interest rate of floating rate notes may be based upon the Compounded SOFR, SOFR or Term SOFR, there will be significant risks not associated with conventional fixed rate notes. These risks include fluctuation of the interest rates and the possibility that you will receive a lower amount of interest in the future as a result of such fluctuations. We have no control over various matters that are important in determining the existence, magnitude and longevity of these risks, including economic, financial and political events.

Reform of SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reform of SOFR and the regulation or discontinuation of this and other “benchmarks” may adversely affect the value of and return on any notes based on or linked to a “benchmark.”

SOFR and other indices which are deemed “benchmarks” have been the subject of recent national, international, and other regulatory guidance and reform. These reforms may cause such benchmarks to perform differently than in the past, or to be discontinued, or have other consequences which cannot be predicted. Any such consequence could have a material adverse effect on the value of and return on any notes based on or linked to a “benchmark.”

Any of the international, national or other proposals for reform or the general increased regulatory scrutiny of “benchmarks” could increase the costs and risks of administering or otherwise participating in the setting of a “benchmark” and complying with any such regulations or requirements. Such factors may have the effect of discouraging market participants from continuing to administer or participate in certain “benchmarks,” trigger changes in the rules or methodologies used in certain “benchmarks,” or lead to the disappearance of certain “benchmarks.”

Any consequential changes to SOFR or any other “benchmark” as a result of United States or other international, national, or other proposals for reform or other initiatives or investigations, or any further uncertainty in relation to the timing and manner of implementation of such changes could have a material adverse effect on the trading market for, value of and return on any notes based on or linked to such “benchmark.”

SOFR Past Performance Does Not Indicate Future Performance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
SOFR has a limited history, and the future performance of SOFR cannot be predicted based on historical performance; SOFR may also be modified or discontinued.

The publication of SOFR began in April 2018, and, therefore, it has a very limited history. In addition, the future performance of SOFR cannot be predicted based on its limited historical performance. Future levels of SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to SOFR, such as correlations, may change in the future. Because only limited historical data has been released by the Federal Reserve Bank of New York, such analysis inherently involves assumptions, estimates and approximations. The future performance of SOFR is impossible to predict and therefore no future performance of SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of SOFR or any SOFR-linked notes.

SOFR is a relatively new rate, and the Federal Reserve Bank of New York (or a successor), as administrator of SOFR, may make methodological or other changes that could change the value of SOFR, including changes related to the methods by which SOFR is calculated, eligibility criteria applicable to the transactions used to calculate SOFR, or the averages or periods used to report SOFR. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR notes, which may adversely affect the trading prices and marketability of those notes. The administrator of SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders of the notes in calculating, withdrawing, modifying, amending, suspending or discontinuing SOFR.

Term SOFR Past Performance Does Not Indicate Future Performance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Term SOFR has a limited history, and the future performance of Term SOFR cannot be predicted based on historical performance; Term SOFR may also be modified or discontinued.

The publication of Term SOFR began in April 2021, and, therefore, it has a very limited history. In addition, the future performance of Term SOFR cannot be predicted based on its limited historical performance. Future levels of Term SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to Term SOFR, such as correlations, may change in the future. Because only limited historical data has been released by CME Group Benchmark Administration Limited, as administrator of Term SOFR, such analysis inherently involves assumptions, estimates and approximations. The future performance of Term SOFR is impossible to predict and therefore no future performance of Term SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of Term SOFR or any Term SOFR-linked notes.

Term SOFR is a relatively new rate, and CME Group Benchmark Administration Limited (or a successor), as administrator of Term SOFR, may make methodological or other changes that could change the value of Term SOFR, including changes related to the methods by which Term SOFR is calculated, eligibility criteria applicable to the transactions used to calculate Term SOFR, or the averages or periods used to report Term SOFR. If the manner in which Term SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on Term SOFR notes, which may adversely affect the trading prices and marketability of those notes. The administrator of Term SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of Term SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders of the notes in calculating, withdrawing, modifying, amending, suspending or discontinuing Term SOFR.

New to Marketplace Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The interest rate on Compounded SOFR notes is based on Compounded SOFR and the SOFR Index, both of which are relatively new in the marketplace.

For each interest period, the interest rate on Compounded SOFR notes is based on Compounded SOFR, which is calculated according to the specific formula described under “Description of the Notes—Interest Rates—Floating Rate Notes—Compounded SOFR” using the SOFR Index, as defined under “Description of the Notes—Interest Rates— Floating Rate Notes—Compounded SOFR” published by the New York Federal Reserve, and not by using SOFR published on or in respect of a particular date during such interest period or an arithmetic average of SOFR during such period. For this and other reasons, the interest rate on Compounded SOFR notes during any interest period will not necessarily be the same as the interest rate on other SOFR-linked investments that use an alternative basis to determine the applicable interest rate. Further, if SOFR in respect of a particular date during an interest period is negative, its contribution to the SOFR Index will be less than one, resulting in a reduction to Compounded SOFR used to calculate the interest payable on Compounded SOFR notes for such period.

In addition, the New York Federal Reserve only began publishing the SOFR Index on March 2, 2020. Accordingly, the use of the SOFR Index or the specific formula for Compounded SOFR used in Compounded SOFR notes may not be widely adopted by other market participants, if at all. You should carefully review the specific formula for Compounded SOFR used in Compounded SOFR notes before making an investment in Compounded SOFR notes. If the market adopts a different calculation method than used in any Compounded SOFR notes, that would likely adversely affect the market value of Compounded SOFR notes.

Failure of Market Acceptance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Any failure of SOFR to gain market acceptance could adversely affect the SOFR, Compounded SOFR and Term SOFR notes.

According to the ARRC, SOFR was developed for use in certain U.S. dollar derivatives and other financial contracts as an alternative to USD LIBOR in part because it is considered a good representation of general funding conditions in the overnight U.S. Treasury repurchase agreement market. However, as a rate based on transactions secured by U.S. Treasury securities, it does not measure bank-specific credit risk and, as a result, is less likely to correlate with the unsecured short-term funding costs of banks. This may mean that market participants would not consider SOFR a suitable substitute, replacement or successor for all of the purposes for which USD LIBOR historically has been used (including, without limitation, as a representation of the unsecured short-term funding costs of banks), which may, in turn, lessen market acceptance of SOFR. Any failure of SOFR to gain market acceptance could adversely affect the return on and value of the SOFR, Compounded SOFR and Term SOFR notes and the price at which investors can sell the SOFR, Compounded SOFR and Term SOFR notes in the secondary market.

Very limited market precedent exists for securities that use SOFR as the interest rate and the method for calculating an interest rate based upon SOFR in those precedents varies. In addition, if SOFR does not become widely used as a benchmark in securities that are similar or comparable to the floating rate notes, the trading price of the floating rate notes may be lower than those of securities that are linked to rates that are more widely used. Similarly, market terms for floating rate debt securities linked to SOFR, such as the spread over the base rate reflected in interest rate provisions or the manner of compounding the base rate, may evolve over time, and trading prices of the floating rate notes may be lower than those of later-issued SOFR-based debt securities as a result. Investors in the floating rate notes may not be able to sell the floating rate notes at all or may not be able to sell the floating rate notes at prices that will provide them with a return comparable to similar investments that have a developed secondary market, and may consequently suffer from increased pricing volatility and market risk.
Modification of Index Could Adversely Affect Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The SOFR Index may be modified or discontinued and Compounded SOFR notes may bear interest by reference to a rate other than Compounded SOFR, which could adversely affect the value of Compounded SOFR notes.

The SOFR Index is published by the New York Federal Reserve based on data received by it from sources other than us, and we have no control over its methods of calculation, publication schedule, rate revision practices or availability of the SOFR Index at any time. There can be no guarantee, particularly given its relatively recent introduction, that the SOFR Index will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of investors in Compounded SOFR notes. If the manner in which the SOFR Index is calculated, including the manner in which SOFR is calculated, is changed, that change may result in a reduction in the amount of interest payable on Compounded SOFR notes and the trading prices of such notes. In addition, the New York Federal Reserve may withdraw, modify or amend the published SOFR Index or SOFR data in its sole discretion and without notice. With respect to any Compounded SOFR notes, the interest rate for any interest period will not be adjusted for any modifications or amendments to the SOFR Index or SOFR data that the New York Federal Reserve may publish after the interest rate for that interest period has been determined.

Interest Calculated Using Reference Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest on Compounded SOFR notes, SOFR notes and Term SOFR notes will be calculated using a reference rate other than the applicable benchmark if a Benchmark Transition Event and related Benchmark Replacement Date occur.

If we or our designee determines that a Benchmark Transition Event and related Benchmark Replacement Date have occurred with respect to Compounded SOFR, SOFR or Term SOFR then a Benchmark Replacement will be determined in accordance with the benchmark transition provisions described below under “Description of Notes—Interest Rates— Floating Rate Notes—Compounded SOFR,” “Description of Notes—Interest Rates— Floating Rate Notes—SOFR,” and “Description of Notes—Interest Rates— Floating Rate Notes—Term SOFR,” respectively. After such an event, interest on such notes will no longer be determined by reference to Compounded SOFR, SOFR or Term SOFR, but instead be determined by reference to the applicable Benchmark Replacement.

The selection of a Benchmark Replacement, and any decisions, determinations or elections made by us or our designee in connection with implementing a Benchmark Replacement with respect to Compounded SOFR notes, SOFR notes or Term SOFR notes in accordance with the benchmark transition provisions, including with respect to Benchmark Replacement Conforming Changes, could adversely affect the rate of interest on such notes, which could adversely affect the return on, value of and market for the notes. Further, there is no assurance that the characteristics of any Benchmark Replacement will be similar to Compounded SOFR, SOFR or Term SOFR, or that any Benchmark Replacement will produce the economic equivalent of Compounded SOFR, SOFR or Term SOFR as a reference rate for interest on such notes.

SOFR Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
SOFR and Term SOFR may be more volatile than other benchmark or market rates.

Since the initial publication of SOFR and Term SOFR, daily changes in the rates have, on occasion, been more volatile than daily changes in other benchmark or market rates, such as USD LIBOR, during corresponding periods. In addition, although changes in Term SOFR, Compounded SOFR and simple average SOFR generally are not expected to be as volatile as changes in daily levels of SOFR, the return on, value of and market for the SOFR notes may fluctuate more than floating rate debt securities with interest rates based on less volatile rates. In addition, the volatility of SOFR has reflected the underlying volatility of the overnight U.S. Treasury repo market. The Federal Reserve Bank of New York has at times conducted operations in the overnight U.S. Treasury repo market in order to help maintain the federal funds rate within a target range. There can be no assurance that the Federal Reserve Bank of New York will continue to conduct such operations in the future, and the duration and extent of any such operations is inherently uncertain. The effect of any such operations, or of the cessation of such operations to the extent they are commenced, is uncertain and could be materially adverse to investors in the floating rate notes.

Interest Payments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest payments due on a series of Compounded SOFR notes will be determined only at the end of the relevant interest period.

Interest payments due on a series of Compounded SOFR notes s will be determined only at the end of the relevant interest period. Therefore, holders of any series of Compounded SOFR may not know the amount of interest payable with respect to each interest period until shortly prior to the related interest payment date, and it may be difficult for investors in such Compounded SOFR notes to estimate reliably the amounts of interest that will be payable on each such interest payment date at the beginning of or during the relevant interest period. In addition, some investors may be unwilling or unable to trade such Compounded SOFR notes without changes to their information technology systems, both of which could adversely impact the liquidity and trading price of any series of Compounded SOFR notes.

Benchmark Replacement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Benchmark Replacements are uncertain and may not be a suitable replacement for Compounded SOFR, SOFR or Term SOFR.

The terms of the Compounded SOFR notes, SOFR notes or Term SOFR notes provide for a “waterfall” of alternative rates to be used to determine the rate of interest on such notes if a Benchmark Transition Event and related Benchmark Replacement Date occur. If each alternative rate referenced in the definition of “Benchmark Replacement” is unavailable or indeterminable, we or our designee will determine the Benchmark Replacement that will apply to the Compounded SOFR notes, SOFR notes or Term SOFR notes. The substitution of a Benchmark Replacement may adversely affect the value of and return on these notes.

In addition, the benchmark transition provisions provide for a Benchmark Replacement Adjustment to be added to the Unadjusted Benchmark Replacement in order to make the Unadjusted Benchmark Replacement equivalent to Compounded SOFR, SOFR or Term SOFR. However, such adjustment will not necessarily make the Unadjusted Benchmark Replacement equivalent to Compounded SOFR, SOFR or Term SOFR. In particular, as the Benchmark Replacement Adjustment may be a one-time adjustment, such adjustment above the applicable Unadjusted Benchmark Replacement may not respond to changes in unsecured bank credit risk or other market conditions on a periodic basis.

Interest Calculated Using Reference to Benchmark Replacement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The rate of interest on the Compounded SOFR notes, SOFR notes or Term SOFR notes may be determined by reference to a Benchmark Replacement even if the applicable benchmark continues to be published.

If a Benchmark Transition Event and related Benchmark Replacement Date occur with respect to Compounded SOFR, SOFR or Term SOFR, the rate of interest on the Compounded SOFR, SOFR or Term SOFR notes will thereafter be determined by reference to the applicable Benchmark Replacement. In each case, a Benchmark Transition Event includes, among other things, a public statement or publication of information by the regulatory supervisor for the administrator of the benchmark announcing that the benchmark is no longer representative. The rate of interest on those notes may therefore cease to be determined by reference to the benchmark and instead be determined by reference to the Benchmark Replacement, even if the benchmark continues to be published. Such rate may be lower than the benchmark for so long as the benchmark continues to be published, and the value of and return on the Compounded SOFR, SOFR or Term SOFR notes may be adversely affected.

Description of Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We or our designee will make determinations with respect to the Compounded SOFR notes, SOFR notes and Term SOFR notes that could affect the value of and return on those notes.

We or our designee will make certain determinations with respect to the Compounded SOFR notes, SOFR notes and Term SOFR as further described above under “Description of Notes” that may adversely affect the value of and return on those notes. In particular, if a Benchmark Transition Event and related Benchmark Replacement Date occur with respect to the Compounded SOFR notes, SOFR notes or Term SOFR, the applicable Benchmark Replacement and Benchmark Replacement Adjustment will be determined in accordance with the benchmark transition provisions described under “Description of Notes—Interest Rates—Floating Rate Notes—Compounded SOFR—Effect of Benchmark Transition Event”, “Description of Notes—Interest Rates—Floating Rate Notes—SOFR—Effect of Benchmark Transition Event,” or “Description of Notes—Interest Rates—Floating Rate Notes—Term SOFR—Effect of Benchmark Transition Event respectively, and we or our designee can make Benchmark Replacement Conforming Changes in connection with the implementation of the applicable Benchmark Replacement. Moreover, certain determinations may require the exercise of discretion and the making of subjective judgments, such as with respect to the Benchmark Replacement or the occurrence or non-occurrence of a Benchmark Transition Event and any Benchmark Replacement Conforming Changes. Any determination, decision or election that may be made by us or our designee pursuant to the benchmark transition provisions will, if made by us, be made in our sole discretion and, in each case, will become effective without consent from the holders of those notes or any other party. All determinations by us or our designee will be conclusive for all purposes and binding on us and holders of the Compounded SOFR notes, SOFR notes or Term SOFR absent manifest error. In making these potentially subjective determinations, we or our designee, may have economic interests that are adverse to your interests, and such determinations may adversely affect the value of and return on the notes. Because the continuation of Compounded SOFR, SOFR or Term SOFR on the current basis cannot and will not be guaranteed, and because the applicable Benchmark Replacement is uncertain, we or our designee are likely to exercise more discretion in respect of calculating interest payable on Compounded SOFR notes, SOFR notes or Term SOFR than would be the case in the absence of a Benchmark Transition Event and related Benchmark Replacement Date.
Prospect Capital Corp Notes due 2025 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GJ43	US74348GJ432	$37,000.00	100.000%	1.000%	$36,630.00	Fixed	5.000%	Semi-Annual	10/15/2025	4/15/2023	$24.31	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 4/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand One Hundred Eighty-First and One Thousand One Hundred Eighty-Second Supplemental Indenture dated as of October 20, 2022.
The date from which interest shall accrue on the Notes is Thursday, October 20, 2022. The “Interest Payment Dates” for the Notes shall be April 15 and October 15 of each year, commencing April 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be April 1 or October 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after April 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	5.000% Notes due 2025
Long Term Debt, Principal	$ 37,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GJ43	US74348GJ432	$37,000.00	100.000%	1.000%	$36,630.00	Fixed	5.000%	Semi-Annual	10/15/2025	4/15/2023	$24.31	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 4/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand One Hundred Eighty-First and One Thousand One Hundred Eighty-Second Supplemental Indenture dated as of October 20, 2022.
The date from which interest shall accrue on the Notes is Thursday, October 20, 2022. The “Interest Payment Dates” for the Notes shall be April 15 and October 15 of each year, commencing April 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be April 1 or October 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after April 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Prospect Capital Corp Notes due 2027 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GJ50	US74348GJ507	$1,000.00	100.000%	1.250%	$987.50	Fixed	5.500%	Semi-Annual	10/15/2027	4/15/2023	$26.74	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 4/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand One Hundred Eighty-First and One Thousand One Hundred Eighty-Second Supplemental Indenture dated as of October 20, 2022.
The date from which interest shall accrue on the Notes is Thursday, October 20, 2022. The “Interest Payment Dates” for the Notes shall be April 15 and October 15 of each year, commencing April 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be April 1 or October 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after April 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	5.500% Notes due 2027
Long Term Debt, Principal	$ 1,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GJ50	US74348GJ507	$1,000.00	100.000%	1.250%	$987.50	Fixed	5.500%	Semi-Annual	10/15/2027	4/15/2023	$26.74	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 4/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand One Hundred Eighty-First and One Thousand One Hundred Eighty-Second Supplemental Indenture dated as of October 20, 2022.
The date from which interest shall accrue on the Notes is Thursday, October 20, 2022. The “Interest Payment Dates” for the Notes shall be April 15 and October 15 of each year, commencing April 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be April 1 or October 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after April 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

PS 1173 Prospect Capital InterNotes due 2027 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GJU5	US74348GJU58	$309,000.00	100.000%	1.250%	$305,137.50	Fixed	4.500%	Semi-Annual	8/15/2027	2/15/2023	$23.88	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand One Hundred Seventy-Third Supplemental Indenture dated as of August 4, 2022.
The date from which interest shall accrue on the Notes is Thursday, August 4, 2022. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing January 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	4.500% Notes due 2027
Long Term Debt, Principal	$ 309,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GJU5	US74348GJU58	$309,000.00	100.000%	1.250%	$305,137.50	Fixed	4.500%	Semi-Annual	8/15/2027	2/15/2023	$23.88	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand One Hundred Seventy-Third Supplemental Indenture dated as of August 4, 2022.
The date from which interest shall accrue on the Notes is Thursday, August 4, 2022. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing January 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

PS 1174 Prospect Capital InterNotes due 2027 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GJV3	US74348GJV32	$88,000.00	100.000%	1.250%	$86,900.00	Fixed	4.500%	Semi-Annual	8/15/2027	2/15/2023	$23.00	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand One Hundred Seventy-Fourth Supplemental Indenture dated as of August 11, 2022.
The date from which interest shall accrue on the Notes is Thursday, August 11, 2022. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing January 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	4.500% Notes due 2027
Long Term Debt, Principal	$ 88,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GJV3	US74348GJV32	$88,000.00	100.000%	1.250%	$86,900.00	Fixed	4.500%	Semi-Annual	8/15/2027	2/15/2023	$23.00	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand One Hundred Seventy-Fourth Supplemental Indenture dated as of August 11, 2022.
The date from which interest shall accrue on the Notes is Thursday, August 11, 2022. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing January 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

PS 1175 Prospect Capital InterNotes due 2027 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GJW1	US74348GJW15	$340,000.00	100.000%	1.250%	$335,750.00	Fixed	4.500%	Semi-Annual	8/15/2027	2/15/2023	$22.13	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand One Hundred Seventy-Fifth Supplemental Indenture dated as of August 18, 2022.
The date from which interest shall accrue on the Notes is Thursday, August 18, 2022. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing February 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	4.500% Notes due 2027
Long Term Debt, Principal	$ 340,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GJW1	US74348GJW15	$340,000.00	100.000%	1.250%	$335,750.00	Fixed	4.500%	Semi-Annual	8/15/2027	2/15/2023	$22.13	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand One Hundred Seventy-Fifth Supplemental Indenture dated as of August 18, 2022.
The date from which interest shall accrue on the Notes is Thursday, August 18, 2022. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing February 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

PS 1176 Prospect Capital InterNotes due 2027 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GJX9	US74348GJX97	$851,000.00	100.000%	1.250%	$840,362.50	Fixed	4.500%	Semi-Annual	8/15/2027	2/15/2023	$21.25	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand One Hundred Seventy-Sixth Supplemental Indenture dated as of August 25, 2022.
The date from which interest shall accrue on the Notes is Thursday, August 25, 2022. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing February 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.

Long Term Debt, Title [Text Block]	4.500% Notes due 2027
Long Term Debt, Principal	$ 851,000
Long Term Debt, Structuring [Text Block]

CUSIP Number	ISIN Number	Principal Amount	Selling Price	Gross Concession	Net Proceeds	Coupon Type	Coupon Rate	Coupon Frequency	Maturity Date	1st Coupon Date	1st Coupon Amount	Survivor's Option	Product Ranking
74348GJX9	US74348GJX97	$851,000.00	100.000%	1.250%	$840,362.50	Fixed	4.500%	Semi-Annual	8/15/2027	2/15/2023	$21.25	Yes	Unsecured Notes
Redemption Information: Callable at 100.000% on 2/15/2023 and every business day thereafter (“Optional Redemption Date”).
The Notes will be issued pursuant to the Indenture, dated as of February 16, 2012, as amended and supplemented by that certain One Thousand One Hundred Seventy-Sixth Supplemental Indenture dated as of August 25, 2022.
The date from which interest shall accrue on the Notes is Thursday, August 25, 2022. The “Interest Payment Dates” for the Notes shall be February 15 and August 15 of each year, commencing February 15, 2023; the interest payable on any Interest Payment Date, will be paid to the Person in whose name the Notes (or one or more predecessor Notes) is registered at the close of business on the Regular Record Date (as defined in the Indenture) for such interest, which shall be February 1 or August 1, as the case may be, next preceding such Interest Payment Date.
The Notes will be redeemable in whole or in part at any time or from time to time, at the option of Prospect Capital Corporation, on or after February 15, 2023 at a redemption price of $1,000 per Note plus accrued and unpaid interest payments otherwise payable for the then-current semi-annual interest period accrued to, but excluding, the date fixed for redemption and upon not less than 5 days nor more that 60 days prior notice to the noteholder and the trustee, as described in the prospectus.
Except for Notes sold to level-fee accounts, Notes offered to the public will be offered at the public offering price set forth above. Agents purchasing Notes on an agency basis for client accounts shall purchase Notes at the public offering price. Notes sold by the Agents for their own account may be sold at the public offering price less the discount specified above. Notes purchased by the Agents on behalf of level-fee accounts may be sold to such accounts at the discount to the public offering price specified above, in which case, such Agents will not retain any portion of the sales price as compensation.